                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-03828

                      SELIGMAN MUNICIPAL FUND SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 9/30

Date of reporting period: 3/31

Semiannual Report
                                                                 (SELIGMAN LOGO)

SELIGMAN MUNICIPAL FUNDS
SELIGMAN NATIONAL MUNICIPAL FUND
SELIGMAN CALIFORNIA MUNICIPAL HIGH-YIELD FUND
SELIGMAN CALIFORNIA MUNICIPAL QUALITY FUND
SELIGMAN MINNESOTA MUNICIPAL FUND
SELIGMAN NEW YORK MUNICIPAL FUND

SEMIANNUAL REPORT FOR THE
PERIOD ENDED MARCH 31, 2010


EACH FUND SEEKS TO PROVIDE SHAREHOLDERS
WITH INCOME EXEMPT FROM REGULAR INCOME
TAX.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance
  Seligman National Municipal
     Fund..........................    2
  Seligman California Municipal
     High-Yield Fund...............    5
  Seligman California Municipal
     Quality Fund..................    7
  Seligman Minnesota Municipal
     Fund..........................    9
  Seligman New York Municipal
     Fund..........................   11
Fund Expenses Examples.............   13
Portfolios of Investments..........   16
Statements of Assets and
  Liabilities......................   48
Statements of Operations...........   50
Statements of Changes in Net
  Assets...........................   52
Financial Highlights...............   55
Notes to Financial Statements......   61
Proxy Voting.......................   71




--------------------------------------------------------------------------------
                           SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

Seligman National Municipal Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman National Municipal Fund (the Fund) Class A shares (excluding sales charge) decreased 0.38% for the six months ended March 31, 2010.

> The Fund underperformed its benchmark, the Barclays Capital Municipal Bond
  Index, which gained 0.28% during the same period.

> The Fund underperformed its peer group, as measured by the Lipper General
  Municipal Debt Funds Index, which rose 0.11% for the six-month period.

ANNUALIZED TOTAL RETURNS (for period ended March 31, 2010)
--------------------------------------------------------------------------------


                                                      6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS
----------------------------------------------------------------------------------------------------
Seligman National Municipal Fund
  Class A (excluding sales charge)                      -0.38%   +11.02%   +4.31%   +4.16%   +4.75%
----------------------------------------------------------------------------------------------------
Barclays Capital Municipal Bond Index(1) (unmanaged)    +0.28%    +9.69%   +4.56%   +4.58%   +5.58%
----------------------------------------------------------------------------------------------------
Lipper General Municipal Debt Funds Index(2)            +0.11%   +14.15%   +3.11%   +3.78%   +4.90%
----------------------------------------------------------------------------------------------------
Lipper General Municipal Debt Funds Average(3)          +0.05%   +12.86%   +2.51%   +3.18%   +4.45%
----------------------------------------------------------------------------------------------------



The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting seligman.com or calling 800.221.2450.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of Class C may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of Class C shares of the Fund.

The indices and average do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index or an average.

(1) The Barclays Capital Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper General Municipal Debt Funds Index (the Lipper Index) includes the 30 largest municipal debt funds tracked by Lipper Inc. The Lipper Index's returns include net reinvested dividends.*

(3) The Lipper General Municipal Debt Funds Average (the Lipper Average) measures the performance of funds that invest primarily in municipal debt issues in the top four credit ratings. The Lipper Average's returns include net reinvested dividends.*

  * On Oct. 1, 2009, the Lipper Index replaced the Lipper Average as the Fund's secondary benchmark. The Lipper Average includes all funds categorized by Lipper within the broad universe of funds in the Lipper Average, whereas the Lipper Index includes only a select peer group from the Lipper Average, as described above. This change was made to bring the selection of the Seligman Fund secondary benchmarks in line with the practice of the Fund Family, which would permit a common shareholder experience and provide a more focused peer group for performance comparison purposes. Information on both the Lipper Index and the Lipper Average will be included for a one-year transition period. Thereafter, only the Lipper Index will be included.


--------------------------------------------------------------------------------
2  SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Seligman National Municipal Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT MARCH 31, 2010
Without sales charge                                   6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A (inception 12/31/83)                             -0.38%   +11.02%   +4.31%   +4.16%   +4.75%
-----------------------------------------------------------------------------------------------------
Class C (inception 5/27/99)                              -0.75%   +10.28%   +3.50%   +3.32%   +3.86%
-----------------------------------------------------------------------------------------------------

With sales charge
Class A (inception 12/31/83)                             -5.06%    +5.75%   +2.63%   +3.16%   +4.24%
-----------------------------------------------------------------------------------------------------
Class C (inception 5/27/99)                              -1.70%    +9.28%   +3.50%   +3.32%   +3.86%
-----------------------------------------------------------------------------------------------------


Class A share performance reflects the maximum initial sales charge of 4.75%. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase.

* Not annualized.

STYLE MATRIX
--------------------------------------------------------------------------------



        DURATION
SHORT    INT.     LONG
                    X     HIGH
                          MEDIUM   QUALITY
                          LOW



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------

Weighted average life(1)                 19.91 years
----------------------------------------------------
Effective duration(2)                     9.77 years
----------------------------------------------------
Weighted average bond rating(3)                  AA-
----------------------------------------------------





(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

TOP TEN STATES(1) (at March 31, 2010)
---------------------------------------------------------------------

Ohio                                                                  10.8%
---------------------------------------------------------------------------
California                                                            10.4%
---------------------------------------------------------------------------
South Carolina                                                         7.5%
---------------------------------------------------------------------------
Massachusetts                                                          6.4%
---------------------------------------------------------------------------
Florida                                                                4.7%
---------------------------------------------------------------------------
Texas                                                                  4.4%
---------------------------------------------------------------------------
Louisiana                                                              4.3%
---------------------------------------------------------------------------
New York                                                               4.0%
---------------------------------------------------------------------------
Wisconsin                                                              4.0%
---------------------------------------------------------------------------
Michigan                                                               3.6%
---------------------------------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Cash & Cash Equivalents).


--------------------------------------------------------------------------------
                           SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
Seligman National Municipal Fund

QUALITY BREAKDOWN OF FIXED INCOME SECURITIES(1) (at March 31, 2010)
---------------------------------------------------------------------

AAA rating                                                            22.8%
---------------------------------------------------------------------------
AA rating                                                             23.7%
---------------------------------------------------------------------------
A rating                                                              40.0%
---------------------------------------------------------------------------
BBB rating                                                            13.5%
---------------------------------------------------------------------------


(1) Percentages indicated are based upon total fixed income securities (excluding Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC (the Investment Manager)* rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 2.26% of the bond portfolio assets were determined through internal analysis.

* Effective May 1, 2010, RiverSource Investments, LLC is known as Columbia Management Investment Advisers, LLC.

There are risks associated with an investment in a municipal bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is more pronounced for longer-term securities. Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distribution.


--------------------------------------------------------------------------------
4  SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

Seligman California Municipal High-Yield Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman California Municipal High-Yield Fund (the Fund) Class A shares
  (excluding sales charge) decreased 0.57% for the six months ended March 31, 2010.

> The Fund underperformed its benchmark, the Barclays Capital Municipal Bond
  Index, which gained 0.28% for the same period.

> The Fund performed in line with its peer group, the Lipper California
  Municipal Debt Funds Index, which fell 0.58% during the six month period.

ANNUALIZED TOTAL RETURNS (for period ended March 31, 2010)
--------------------------------------------------------------------------------


                                                      6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS
----------------------------------------------------------------------------------------------------
Seligman California Municipal High-Yield Fund
  Class A (excluding sales charge)                      -0.57%   +10.95%   +3.69%   +4.03%   +5.10%
----------------------------------------------------------------------------------------------------
Barclays Capital Municipal Bond Index(1) (unmanaged)    +0.28%    +9.69%   +4.56%   +4.58%   +5.58%
----------------------------------------------------------------------------------------------------
Lipper California Municipal Debt Funds Index(2)         -0.58%   +13.75%   +2.28%   +3.30%   +4.67%
----------------------------------------------------------------------------------------------------
Lipper California Municipal Debt Funds Average(3)       -0.53%   +13.83%   +1.90%   +3.02%   +4.46%
----------------------------------------------------------------------------------------------------



The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting seligman.com or calling 800.221.2450.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of Class C may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of Class C shares of the Fund.

The indices and average do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index or an average.

(1) The Barclays Capital Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper California Municipal Debt Funds Index (the Lipper Index) includes the 30 largest California municipal debt funds tracked by Lipper Inc. The Lipper Index's returns include net reinvested dividends.*

(3) The Lipper California Municipal Debt Funds Average (the Lipper Average) measures the performance of funds that limit their assets to those securities exempt from taxation in the state of California. The Lipper Average's returns include net reinvested dividends.*

  * On Oct. 1, 2009, the Lipper Index replaced the Lipper Average as the Fund's secondary benchmark. The Lipper Average includes all funds categorized by Lipper within the broad universe of funds in the Lipper Average, whereas the Lipper Index includes only a select peer group from the Lipper Average, as described above. This change was made to bring the selection of the Seligman Fund secondary benchmarks in line with the practice of the Fund Family, which would permit a common shareholder experience and provide a more focused peer group for performance comparison purposes. Information on both the Lipper Index and the Lipper Average will be included for a one-year transition period. Thereafter, only the Lipper Index will be included.


--------------------------------------------------------------------------------
                           SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
Seligman California Municipal High-Yield Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT MARCH 31, 2010
Without sales charge                                6 MONTHS*    1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A (inception 11/20/84)                          -0.57%    +10.95%    +3.69%    +4.03%    +5.10%
------------------------------------------------------------------------------------------------------
Class C (inception 5/27/99)                           -0.93%    +10.09%    +2.80%    +3.12%    +4.19%
------------------------------------------------------------------------------------------------------

With sales charge
Class A (inception 11/20/84)                          -5.24%     +5.76%    +2.02%    +3.01%    +4.59%
------------------------------------------------------------------------------------------------------
Class C (inception 5/27/99)                           -1.89%     +9.09%    +2.80%    +3.12%    +4.19%
------------------------------------------------------------------------------------------------------


Class A share performance reflects the maximum initial sales charge of 4.75%. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase.

* Not annualized.

STYLE MATRIX
--------------------------------------------------------------------------------



        DURATION
SHORT    INT.     LONG
                          HIGH
                    X     MEDIUM   QUALITY
                          LOW



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------

Weighted average life(1)                 21.90 years
----------------------------------------------------
Effective duration(2)                    10.64 years
----------------------------------------------------
Weighted average bond rating(3)                   A+
----------------------------------------------------





(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

QUALITY BREAKDOWN OF FIXED INCOME SECURITIES(1) (at March 31, 2009)
---------------------------------------------------------------------

AAA rating                                                             7.2%
---------------------------------------------------------------------------
AA rating                                                             26.2%
---------------------------------------------------------------------------
A rating                                                              51.4%
---------------------------------------------------------------------------
BBB rating                                                            15.2%
---------------------------------------------------------------------------


(1) Percentages indicated are based upon total fixed income securities (excluding Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC (the Investment Manager)* rates a security using an internal rating system when Moody's doesn't provide a rating.

* Effective May 1, 2010, RiverSource Investments, LLC is known as Columbia Management Investment Advisers, LLC.

There are risks associated with an investment in a municipal bond fund, including credit risk, interest rate risk, prepayment and extension risk, and geographic concentration risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities. Because the Fund concentrates its investments in municipal securities issued by a single state and its municipalities, specific events or factors affecting a particular state can cause more volatility in the Fund than a fund that is more geographically diversified. Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distribution.


--------------------------------------------------------------------------------
6  SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

Seligman California Municipal Quality Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman California Municipal Quality Fund (the Fund) Class A shares
  (excluding sales charge) decreased 0.59% for the six months ended March 31, 2010.

> The Fund underperformed its benchmark, the Barclays Capital Municipal Bond
  Index, which rose 0.28% for the same period.

> The Fund performed in line with its peer group, the Lipper California
  Municipal Debt Funds Index, which fell 0.58% for the six month period.

ANNUALIZED TOTAL RETURNS (for period ended March 31, 2010)
--------------------------------------------------------------------------------


                                                      6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS
----------------------------------------------------------------------------------------------------
Seligman California Municipal Quality Fund
  Class A (excluding sales charge)                      -0.59%    +8.78%   +3.68%   +3.62%   +4.82%
----------------------------------------------------------------------------------------------------
Barclays Capital Municipal Bond Index(1) (unmanaged)    +0.28%    +9.69%   +4.56%   +4.58%   +5.58%
----------------------------------------------------------------------------------------------------
Lipper California Municipal Debt Funds Index(2)         -0.58%   +13.75%   +2.28%   +3.30%   +4.67%
----------------------------------------------------------------------------------------------------
Lipper California Municipal Debt Funds Average(3)       -0.53%    +13.83   +1.90%   +3.02%   +4.46%
----------------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting seligman.com or calling 800.221.2450.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of Class C may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of Class C shares of the Fund.

The indices and average do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index or an average.

(1) The Barclays Capital Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper California Municipal Debt Funds Index (the Lipper Index) includes the 30 largest California municipal debt funds tracked by Lipper Inc. The Lipper Index's returns include net reinvested dividends.*

(3) The Lipper California Municipal Debt Funds Average (the Lipper Average) measures the performance of funds that limit their assets to those securities exempt from taxation in the state of California. The Lipper Average's returns include net reinvested dividends.*

  * On Oct. 1, 2009, the Lipper Index replaced the Lipper Average as the Fund's secondary benchmark. The Lipper Average includes all funds categorized by Lipper within the broad universe of funds in the Lipper Average, whereas the Lipper Index includes only a select peer group from the Lipper Average, as described above. This change was made to bring the selection of the Seligman Fund secondary benchmarks in line with the practice of the Fund Family, which would permit a common shareholder experience and provide a more focused peer group for performance comparison purposes. Information on both the Lipper Index and the Lipper Average will be included for a one-year transition period. Thereafter, only the Lipper Index will be included.


--------------------------------------------------------------------------------
                           SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT  7

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
Seligman California Municipal Quality Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT MARCH 31, 2010
Without sales charge                                  6 MONTHS*  1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A (inception 11/20/84)                            -0.59%   +8.78%   +3.68%   +3.62%   +4.82%
---------------------------------------------------------------------------------------------------
Class C (inception 5/27/99)                             -0.98%   +7.96%   +2.81%   +2.70%   +3.90%
---------------------------------------------------------------------------------------------------

With sales charge
Class A (inception 11/20/84)                            -5.27%   +3.61%   +2.02%   +2.61%   +4.30%
---------------------------------------------------------------------------------------------------
Class C (inception 5/27/99)                             -1.94%   +6.96%   +2.81%   +2.70%   +3.90%
---------------------------------------------------------------------------------------------------


Class A share performance reflects the maximum initial sales charge of 4.75%. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase.

* Not annualized.

STYLE MATRIX
--------------------------------------------------------------------------------



        DURATION
SHORT    INT.     LONG
                    X     HIGH
                          MEDIUM   QUALITY
                          LOW



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------

Weighted average life(1)                 19.75 years
----------------------------------------------------
Effective duration(2)                     9.90 years
----------------------------------------------------
Weighted average bond rating(3)                   AA
----------------------------------------------------





(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

QUALITY BREAKDOWN OF FIXED INCOME SECURITIES(1) (at March 31, 2010)
---------------------------------------------------------------------

AAA rating                                                            17.4%
---------------------------------------------------------------------------
AA rating                                                             49.7%
---------------------------------------------------------------------------
A rating                                                              32.9%
---------------------------------------------------------------------------


(1) Percentages indicated are based upon total fixed income securities (excluding Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC (the Investment Manager)* rates a security using an internal rating system when Moody's doesn't provide a rating.

* Effective May 1, 2010, RiverSource Investments, LLC is known as Columbia Management Investment Advisers, LLC.

There are risks associated with an investment in a municipal bond fund, including credit risk, interest rate risk, prepayment and extension risk, and geographic concentration risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is more pronounced for longer-term securities. Because the Fund concentrates its investments in municipal securities issued by a single state and its municipalities, specific events or factors affecting a particular state can cause more volatility in the Fund than a fund that is more geographically diversified. Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distribution.


--------------------------------------------------------------------------------
8  SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

Seligman Minnesota Municipal Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman Minnesota Municipal Fund (the Fund) Class A shares (excluding sales charge) increased 0.32% for the six months ended March 31, 2010.

> The Fund slightly outperformed its benchmark, the Barclays Capital Municipal
  Bond Index, which rose 0.28% for the same period.

> The Fund underperformed its peer group, as measured by the Lipper Minnesota
  Municipal Debt Funds Index, which gained 0.61% for the six month period.

ANNUALIZED TOTAL RETURNS (for period ended March 31, 2010)
--------------------------------------------------------------------------------


                                                      6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS
----------------------------------------------------------------------------------------------------
Seligman Minnesota Municipal Fund
  Class A (excluding sales charge)                      +0.32%    +6.27%   +4.14%   +3.78%   +4.66%
----------------------------------------------------------------------------------------------------
Barclays Capital Municipal Bond Index(1) (unmanaged)    +0.28%    +9.69%   +4.56%   +4.58%   +5.58%
----------------------------------------------------------------------------------------------------
Lipper Minnesota Municipal Debt Funds Index(2)          +0.61%   +10.26%   +3.78%   +3.97%   +4.91%
----------------------------------------------------------------------------------------------------
Lipper Minnesota Municipal Debt Funds Average(3)        +0.66%   +10.88%   +3.11%   +3.70%   +4.73%
----------------------------------------------------------------------------------------------------



The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting seligman.com or calling 800.221.2450.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of Class C may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of Class C shares of the Fund.

The indices and average do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index or an average.

(1) The Barclays Capital Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper Minnesota Municipal Debt Funds Index (the Lipper Index) includes the 10 largest Minnesota municipal debt funds tracked by Lipper Inc. The Lipper Index's returns include net reinvested dividends.*

(3) The Lipper Minnesota Municipal Debt Funds Average (the Lipper Average) measures the performance of funds that limit their assets to those securities exempt from taxation in the state of Minnesota. The Lipper Average's returns include net reinvested dividends.*

  * On Oct. 1, 2009, the Lipper Index replaced the Lipper Average as the Fund's secondary benchmark. The Lipper Average includes all funds categorized by Lipper within the broad universe of funds in the Lipper Average, whereas the Lipper Index includes only a select peer group from the Lipper Average, as described above. This change was made to bring the selection of the Seligman Fund secondary benchmarks in line with the practice of the Fund Family, which would permit a common shareholder experience and provide a more focused peer group for performance comparison purposes. Information on both the Lipper Index and the Lipper Average will be included for a one-year transition period. Thereafter, only the Lipper Index will be included.


--------------------------------------------------------------------------------
                           SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT  9

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
Seligman Minnesota Municipal Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT MARCH 31, 2010
Without sales charge                                    6 MONTHS*  1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A (inception 12/30/83)                              +0.32%   +6.27%   +4.14%   +3.78%   +4.66%
-----------------------------------------------------------------------------------------------------
Class C (inception 5/27/99)                               -0.18%   +5.30%   +3.24%   +2.87%   +3.73%
-----------------------------------------------------------------------------------------------------

With sales charge
Class A (inception 12/30/83)                              -4.46%   +1.25%   +2.46%   +2.76%   +4.15%
-----------------------------------------------------------------------------------------------------
Class C (inception 5/27/99)                               -1.15%   +4.30%   +3.24%   +2.87%   +3.73%
-----------------------------------------------------------------------------------------------------


Class A share performance reflects the maximum initial sales charge of 4.75%. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase.

* Not annualized.

STYLE MATRIX
--------------------------------------------------------------------------------



        DURATION
SHORT    INT.     LONG
                    X     HIGH
                          MEDIUM   QUALITY
                          LOW



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------

Weighted average life(1)                 16.75 years
----------------------------------------------------
Effective duration(2)                     8.64 years
----------------------------------------------------
Weighted average bond rating(3)                   AA
----------------------------------------------------





(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

QUALITY BREAKDOWN OF FIXED INCOME SECURITIES(1) (at March 31, 2010)
---------------------------------------------------------------------

AAA rating                                                            39.1%
---------------------------------------------------------------------------
AA rating                                                             19.6%
---------------------------------------------------------------------------
A rating                                                              33.5%
---------------------------------------------------------------------------
BBB rating                                                             7.8%
---------------------------------------------------------------------------


(1) Percentages indicated are based upon total fixed income securities (excluding Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC (the Investment Manager)* rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 0.4% of the bond portfolio assets were determined through internal analysis.

* Effective May 1, 2010, RiverSource Investments, LLC is known as Columbia Management Investment Advisers, LLC.

There are risks associated with an investment in a municipal bond fund, including credit risk, interest rate risk, prepayment and extension risk, and geographic concentration risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is more pronounced for longer-term securities. Because the Fund concentrates its investments in municipal securities issued by a single state and its municipalities, specific events or factors affecting a particular state can cause more volatility in the Fund than a fund that is more geographically diversified. Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distribution.

--------------------------------------------------------------------------------
10  SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

Seligman New York Municipal Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman New York Municipal Fund (the Fund) Class A shares (excluding sales charge) increased 0.18% for the six months ended March 31, 2010.

> The Fund underperformed its benchmark, the Barclays Capital Municipal Bond
  Index, which gained 0.28% for the same period.

> The Fund underperformed its peer group, as measured by the Lipper New York
  Municipal Debt Funds Index, which increased 0.43% for the six month period.

ANNUALIZED TOTAL RETURNS (for period ended March 31, 2010)
--------------------------------------------------------------------------------


                                                      6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS
----------------------------------------------------------------------------------------------------
Seligman New York Municipal Fund
  Class A (excluding sales charge)                      +0.18%    +8.11%   +4.23%   +4.08%   +5.15%
----------------------------------------------------------------------------------------------------
Barclays Capital Municipal Bond Index(1) (unmanaged)    +0.28%    +9.69%   +4.56%   +4.58%   +5.58%
----------------------------------------------------------------------------------------------------
Lipper New York Municipal Debt Funds Index(2)           +0.43%   +13.57%   +3.41%   +3.84%   +4.92%
----------------------------------------------------------------------------------------------------
Lipper New York Municipal Debt Funds Average(3)         +0.40%   +13.92%   +3.05%   +3.57%   +4.74%
----------------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting seligman.com or calling 800.221.2450.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of Class C may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of Class C shares of the Fund.

The indices and average do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index or an average.

(1) The Barclays Capital Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper New York Municipal Debt Funds Index (the Lipper Index) includes the 30 largest New York municipal debt funds tracked by Lipper Inc. The Lipper Index's returns include net reinvested dividends.*

(3) The Lipper New York Municipal Debt Funds Average (the Lipper Average) measures the performance of funds that limit their assets to those securities exempt from taxation in the state of New York. The Lipper Average's returns include net reinvested dividends.*

  * On Oct. 1, 2009, the Lipper Index replaced the Lipper Average as the Fund's secondary benchmark. The Lipper Average includes all funds categorized by Lipper within the broad universe of funds in the Lipper Average, whereas the Lipper Index includes only a select peer group from the Lipper Average, as described above. This change was made to bring the selection of the Seligman Fund secondary benchmarks in line with the practice of the Fund Family, which would permit a common shareholder experience and provide a more focused peer group for performance comparison purposes. Information on both the Lipper Index and the Lipper Average will be included for a one-year transition period. Thereafter, only the Lipper Index will be included.


--------------------------------------------------------------------------------
                          SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT  11

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
Seligman New York Municipal Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT MARCH 31, 2010
Without sales charge                                    6 MONTHS*  1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A (inception 1/3/84)                                +0.18%   +8.11%   +4.23%   +4.08%   +5.15%
-----------------------------------------------------------------------------------------------------
Class C (inception 5/27/99)                               -0.32%   +7.14%   +3.33%   +3.17%   +4.21%
-----------------------------------------------------------------------------------------------------

With sales charge
Class A (inception 1/3/84)                                -4.53%   +2.99%   +2.53%   +3.07%   +4.64%
-----------------------------------------------------------------------------------------------------
Class C (inception 5/27/99)                               -1.28%   +6.14%   +3.33%   +3.17%   +4.21%
-----------------------------------------------------------------------------------------------------


Class A share performance reflects the maximum initial sales charge of 4.75%. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase.

* Not annualized.

STYLE MATRIX
--------------------------------------------------------------------------------



        DURATION
SHORT    INT.     LONG
                    X     HIGH
                          MEDIUM   QUALITY
                          LOW



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------

Weighted average life(1)                 19.66 years
----------------------------------------------------
Effective duration(2)                     9.15 years
----------------------------------------------------
Weighted average bond rating(3)                   AA
----------------------------------------------------





(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

QUALITY BREAKDOWN OF FIXED INCOME SECURITIES(1) (at March 31, 2010)
---------------------------------------------------------------------

AAA rating                                                            33.6%
---------------------------------------------------------------------------
AA rating                                                             35.8%
---------------------------------------------------------------------------
A rating                                                              25.4%
---------------------------------------------------------------------------
BBB rating                                                             5.2%
---------------------------------------------------------------------------


(1) Percentages indicated are based upon total fixed income securities (excluding Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC (the Investment Manager)* rates a security using an internal rating system when Moody's doesn't provide a rating.

* Effective May 1, 2010, RiverSource Investments, LLC is known as Columbia Management Investment Advisers, LLC.

There are risks associated with an investment in a municipal bond fund, including credit risk, interest rate risk, prepayment and extension risk, and geographic concentration risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is more pronounced for longer-term securities. Because the Fund concentrates its investments in municipal securities issued by a single state and its municipalities, specific events or factors affecting a particular state can cause more volatility in the Fund than a fund that is more geographically diversified. Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distribution.


--------------------------------------------------------------------------------
12  SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLES ---------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the six months ended March 31, 2010.

ACTUAL EXPENSES
The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of each table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Seligman National Municipal Fund

                                   BEGINNING         ENDING          EXPENSES
                                 ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING      ANNUALIZED
                                  OCT. 1, 2009   MARCH 31, 2010   THE PERIOD(a)   EXPENSE RATIO
-----------------------------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------------------------
  Actual(b)                          $1,000         $  996.20         $3.93            .79%
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,020.99         $3.98            .79%
-----------------------------------------------------------------------------------------------

Class C
-----------------------------------------------------------------------------------------------
  Actual(b)                          $1,000         $  992.50         $7.65           1.54%
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,017.25         $7.75           1.54%
-----------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended March 31, 2010: -0.38% for Class A and -0.75% for Class C.


--------------------------------------------------------------------------------
                          SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT  13

FUND EXPENSES EXAMPLES (continued) ---------------------------------------------

Seligman California Municipal High-Yield Fund

                                   BEGINNING         ENDING          EXPENSES
                                 ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING      ANNUALIZED
                                  OCT. 1, 2009   MARCH 31, 2010   THE PERIOD(a)   EXPENSE RATIO
-----------------------------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------------------------
  Actual(b)                          $1,000         $  994.30         $3.93            .79%
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,020.99         $3.98            .79%
-----------------------------------------------------------------------------------------------

Class C
-----------------------------------------------------------------------------------------------
  Actual(b)                          $1,000         $  990.70         $7.64           1.54%
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,017.25         $7.75           1.54%
-----------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended March 31, 2010: -0.57% for Class A and -0.93% for Class C.

Seligman California Municipal Quality Fund

                                   BEGINNING         ENDING          EXPENSES
                                 ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING      ANNUALIZED
                                  OCT. 1, 2009   MARCH 31, 2010   THE PERIOD(a)   EXPENSE RATIO
-----------------------------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------------------------
  Actual(b)                          $1,000         $  994.10         $3.93            .79%
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,020.99         $3.98            .79%
-----------------------------------------------------------------------------------------------

Class C
-----------------------------------------------------------------------------------------------
  Actual(b)                          $1,000         $  990.20         $7.64           1.54%
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,017.25         $7.75           1.54%
-----------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended March 31, 2010: -0.59% for Class A and -0.98% for Class C.

Seligman Minnesota Municipal Fund

                                   BEGINNING         ENDING          EXPENSES
                                 ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING      ANNUALIZED
                                  OCT. 1, 2009   MARCH 31, 2010   THE PERIOD(a)   EXPENSE RATIO
-----------------------------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------------------------
  Actual(b)                          $1,000         $1,003.20         $3.95            .79%
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,020.99         $3.98            .79%
-----------------------------------------------------------------------------------------------

Class C
-----------------------------------------------------------------------------------------------
  Actual(b)                          $1,000         $  998.20         $7.67           1.54%
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,017.25         $7.75           1.54%
-----------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended March 31, 2010: +0.32% for Class A and -0.18% for Class C.


--------------------------------------------------------------------------------
14  SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Seligman New York Municipal Fund

                                   BEGINNING         ENDING          EXPENSES
                                 ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING      ANNUALIZED
                                  OCT. 1, 2009   MARCH 31, 2010   THE PERIOD(a)   EXPENSE RATIO
-----------------------------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------------------------
  Actual(b)                          $1,000         $1,001.80         $3.94            .79%
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,020.99         $3.98            .79%
-----------------------------------------------------------------------------------------------

Class C
-----------------------------------------------------------------------------------------------
  Actual(b)                          $1,000         $  996.80         $7.67           1.54%
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,017.25         $7.75           1.54%
-----------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended March 31, 2010: +0.18% for Class A and -0.32% for Class C.


--------------------------------------------------------------------------------
                          SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
Seligman National Municipal Fund
MARCH 31, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


MUNICIPAL BONDS (98.9%)
ISSUE                               COUPON           PRINCIPAL
DESCRIPTION(b,c)                     RATE              AMOUNT                VALUE(a)
ALASKA (1.2%)
Alaska Energy Authority
 Refunding Revenue Bonds
 Bradley Lake
 4th Series 2000 (AGM)
 07-01-20                            6.00%           $4,145,000            $4,757,216
 07-01-21                            6.00             2,395,000             2,753,795
                                                                      ---------------
Total                                                                       7,511,011
-------------------------------------------------------------------------------------

ARIZONA (0.5%)
Arizona Transportation Board
 Revenue Bonds
 Maricopa County Regional Area Road Fund
 Series 2007
 07-01-25                            5.00             1,500,000             1,610,595
Arizona Water Infrastructure Finance Authority
 Revenue Bonds
 Water Quality
 Series 2008A
 10-01-22                            5.00             1,500,000             1,674,120
                                                                      ---------------
Total                                                                       3,284,715
-------------------------------------------------------------------------------------

CALIFORNIA (9.9%)
Abag Finance Authority for Nonprofit Corporations
 Revenue Bonds
 Sharp Healthcare
 Series 2009
 08-01-39                            6.25             4,000,000             4,313,240
California Health Facilities Financing Authority
 Revenue Bonds
 Cedars-Sinai Medical Center
 Series 2009
 08-15-39                            5.00             1,850,000             1,751,913
California Health Facilities Financing Authority
 Revenue Bonds
 Providence Health & Services
 Series 2009B
 10-01-39                            5.50             5,250,000             5,454,645
California Statewide Communities Development Authority
 Revenue Bonds
 John Muir Health
 Series 2006A
 08-15-32                            5.00             1,000,000               950,840
County of Sacramento
 Revenue Bonds
 Series 2009B
 07-01-39                            5.75             4,000,000             4,272,880
Foothill Eastern Transportation Corridor Agency
 Refunding Revenue Bonds
 Series 1999
 01-15-40                            5.75             4,100,000             3,919,846
Golden State Tobacco Securitization Corporation
 Asset-backed Revenue Bonds
 Series 2007A-1
 06-01-47                            5.13             6,750,000             4,303,328
San Diego Public Facilities Financing Authority
 Revenue Bonds
 Series 1999A (NPFGC/FGIC)
 05-15-29                            5.00             2,630,000             2,647,542
San Francisco City & County Redevelopment Agency
 Tax Allocation Bonds
 Mission Bay South Redevelopment
 Series 2009D
 08-01-39                            6.63               500,000               525,095
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2005
 03-01-32                            5.00             1,500,000             1,414,200
 08-01-35                            5.00             8,000,000             7,414,960
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2007
 11-01-37                            5.00             3,000,000             2,768,220
 12-01-37                            5.00             1,700,000             1,568,454
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2008
 03-01-27                            5.50             1,000,000             1,017,920
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2009
 04-01-38                            6.00             5,000,000             5,251,600
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2010
 03-01-40                            5.50             6,000,000             5,956,140
State of California
 Unlimited General Obligation Refunding Bonds
 Series 2007
 08-01-30                            4.50             5,550,000             4,826,225
University of California
 Revenue Bonds
 Series 2009Q
 05-15-34                            5.00             5,750,000             5,979,195
                                                                      ---------------
Total                                                                      64,336,243
-------------------------------------------------------------------------------------

COLORADO (2.4%)
City & County of Denver
 Unlimited General Obligation Bonds
 Justice System Facilities & Zoo
 Series 2005
 08-01-25                            5.00             1,000,000             1,064,040
City of Westminster
 Revenue Bonds
 Post Project
 Series 2007D (AGM)
 12-01-23                            5.00             1,240,000             1,331,450
Colorado Health Facilities Authority
 Revenue Bonds
 Evangelical Lutheran
 Series 2009A
 06-01-38                            6.13               750,000               753,060
Colorado Health Facilities Authority
 Unrefunded Revenue Bonds
 Series 2000
 12-01-25                            6.90               680,000               699,067
Colorado State Board of Governors
 Revenue Bonds
 Series 2008A (AGM)
 03-01-27                            5.00             1,250,000             1,310,713
Platte River Power Authority
 Revenue Bonds
 Series 2009HH
 06-01-24                            5.00             1,000,000             1,093,890
Regional Transportation District
 Refunding Revenue Bonds
 Series 2007A
 11-01-24                            5.25             1,000,000             1,162,390
University of Colorado Hospital Authority
 Refunding Revenue Bonds
 Series 1997A (AMBAC)
 11-15-22                            5.25             1,000,000             1,000,130
University of Colorado Hospital Authority
 Refunding Revenue Bonds
 Series 2009A
 11-15-29                            6.00             5,000,000             5,226,300
University of Colorado
 Revenue Bonds
 Series 2006A (AMBAC)
 06-01-23                            5.00             1,000,000             1,061,530
Western State College
 Revenue Bonds
 Series 2009
 05-15-39                            5.00             1,000,000             1,012,370
                                                                      ---------------
Total                                                                      15,714,940
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
16  SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Seligman National Municipal Fund

MUNICIPAL BONDS (CONTINUED)
ISSUE                               COUPON           PRINCIPAL
DESCRIPTION(b,c)                     RATE              AMOUNT                VALUE(a)
DISTRICT OF COLUMBIA (0.3%)
District of Columbia
 Refunding Revenue Bonds
 2nd Series 2009B
 12-01-23                            5.00%           $2,000,000            $2,204,800
-------------------------------------------------------------------------------------

FLORIDA (4.7%)
City of Ocala
 Revenue Bonds
 Series 2007A (NPFGC)
 10-01-24                            5.00             2,985,000             3,096,430
County of Broward
 Revenue Bonds
 Series 2001J-I (AMBAC) A.M.T.
 10-01-26                            5.25             2,000,000             1,961,100
County of Polk
 Refunding & Improvement Revenue Bonds
 Series 2006 (NPFGC)
 12-01-20                            5.00             1,040,000             1,080,706
County of St. Johns
 Revenue Bonds
 Series 2006 (AMBAC)
 10-01-26                            5.00             1,000,000             1,036,460
Florida Housing Finance Corporation
 Revenue Bonds
 Homeowner Mortgage
 Series 2000-11 (AGM) A.M.T.
 01-01-32                            5.95               315,000               315,186
Florida Ports Financing Commission
 Revenue Bonds
 State Transportation Trust Fund
 Series 1996 (NPFGC) A.M.T.
 06-01-27                            5.38             2,500,000             2,499,825
Florida State Board of Education
 Revenue Bonds
 Series 2007A (AMBAC)
 07-01-18                            5.00             2,000,000             2,217,600
Marion County Hospital District
 Refunding & Improvement Revenue Bonds
 Health Systems -- Munroe Regional
 Series 2007
 10-01-29                            5.00             1,000,000               937,240
Marion County Hospital District
 Unrefunded Revenue Bonds
 Health Systems -- Munroe
 Series 1999
 10-01-24                            5.63                10,000                10,012
Orange County Health Facilities Authority
 Revenue Bonds
 Orlando Regional Healthcare
 Series 2008C
 10-01-35                            5.25             1,000,000               975,310
Orange County School Board
 Certificate of Participation
 Series 2005B (AMBAC)
 08-01-25                            5.00             2,440,000             2,490,166
Reedy Creek Improvement District
 Unlimited General Obligation Bonds
 Series 2005A (AMBAC)
 06-01-25                            5.00             5,000,000             5,088,450
Reedy Creek Improvement District
 Unrefunded Revenue Bonds
 Series 1997-1 (AMBAC)
 10-01-19                            5.13               230,000               230,209
Sarasota County Public Hospital Board
 Refunding Revenue Bonds
 Sarasota Memorial Hospital
 Series 1998B (NPFGC)
 07-01-28                            5.50             6,980,000             7,203,779
South Florida Water Management District
 Certificate of Participation
 Series 2006 (AMBAC)
 10-01-26                            5.00             1,400,000             1,454,250
                                                                      ---------------
Total                                                                      30,596,723
-------------------------------------------------------------------------------------

GEORGIA (3.2%)
Barnesville-Lamar County Industrial Development Authority
 Revenue Bonds
 Gordon College Properties
 Series 2004A
 08-01-25                            5.00             1,250,000             1,254,263
Cartersville Development Authority
 Refunding Revenue Bonds
 Anheuser-Busch Project
 Series 2002 A.M.T.
 02-01-32                            5.95             1,250,000             1,261,000
City of Atlanta
 Revenue Bonds
 Series 2000B (NPFGC/FGIC) A.M.T.
 01-01-30                            5.63             2,000,000             2,015,100
City of Atlanta
 Revenue Bonds
 Series 2004 (AGM)
 11-01-25                            5.75             1,000,000             1,135,270
Fulton County Development Authority
 Revenue Bonds
 Georgia Tech Athletic Association
 Series 2001 (AMBAC)
 10-01-32                            5.13             1,270,000             1,184,148
Gainesville & Hall County Hospital Authority
 Revenue Bonds
 Northeast Georgia Health Care
 Series 2010A
 02-15-45                            5.50             7,500,000             7,284,375
Georgia Housing & Finance Authority
 Revenue Bonds
 Single Family Mortgage
 Sub Series 1999A-2 A.M.T.
 06-01-29                            5.20             1,615,000             1,615,081
Gwinnett County Hospital Authority
 Revenue Bonds
 Gwinnett Hospital Systems Incorporated Project
 Series 2004B
 10-01-29                            5.00             1,250,000             1,277,250
Metropolitan Atlanta Rapid Transit Authority
 Refunding Revenue Bonds
 Series 1992N
 07-01-18                            6.25               500,000               574,495
Metropolitan Atlanta Rapid Transit Authority
 Refunding Revenue Bonds
 Series 2007A (AMBAC/FGIC)
 07-01-26                            5.25             1,000,000             1,149,540
Upper Oconee Basin Water Authority
 Refunding Revenue Bonds
 Series 2005 (NPFGC)
 07-01-24                            5.00             1,000,000             1,029,680
Valdosta & Lowndes County Hospital Authority
 Revenue Bonds
 South Georgia Medical Center Project
 Series 2002 (AMBAC)
 10-01-27                            5.25             1,250,000             1,250,788
                                                                      ---------------
Total                                                                      21,030,990
-------------------------------------------------------------------------------------

IDAHO (0.2%)
Idaho Health Facilities Authority
 Revenue Bonds
 Trinity Health Group
 Series 2008B
 12-01-23                            6.00             1,000,000             1,103,580
-------------------------------------------------------------------------------------

ILLINOIS (3.2%)
Illinois Finance Authority
 Refunding Revenue Bonds
 Swedish Covenant
 Series 2010A
 08-15-38                            6.00             1,500,000             1,487,745
Illinois Finance Authority
 Revenue Bonds
 Riverside Health System
 Series 2009
 11-15-35                            6.25             4,200,000             4,378,416
Illinois Finance Authority
 Revenue Bonds
 Rush University Medical Center
 Series 2009C
 11-01-39                            6.63               750,000               799,163
Illinois Finance Authority
 Revenue Bonds
 Sherman Health System
 Series 2007A
 08-01-37                            5.50             4,250,000             3,748,840
Illinois Finance Authority
 Revenue Bonds
 Silver Cross & Medical Centers
 Series 2009
 08-15-38                            6.88             8,000,000             8,281,039


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                          SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman National Municipal Fund

MUNICIPAL BONDS (CONTINUED)
ISSUE                               COUPON           PRINCIPAL
DESCRIPTION(b,c)                     RATE              AMOUNT                VALUE(a)
ILLINOIS (CONT.)
State of Illinois
 Revenue Bonds
 Series 2005 (AGM)
 06-15-28                            5.00%           $2,000,000            $2,040,240
                                                                      ---------------
Total                                                                      20,735,443
-------------------------------------------------------------------------------------

INDIANA (1.6%)
County of St. Joseph
 Revenue Bonds
 Notre Dame Du Lac Project
 Series 2009
 03-01-36                            5.00             5,000,000             5,270,300
Indiana Finance Authority
 Refunding Revenue Bonds
 Clarian Health Obligation Group
 Series 2006B
 02-15-33                            5.00             1,000,000               937,780
Indiana Finance Authority
 Revenue Bonds
 Parkview Health System
 Series 2009A
 05-01-31                            5.75             3,000,000             3,067,950
Purdue University
 Revenue Bonds
 Student Fees
 Series 2009X
 07-01-23                            5.25             1,000,000             1,127,940
                                                                      ---------------
Total                                                                      10,403,970
-------------------------------------------------------------------------------------

KENTUCKY (1.2%)
Kentucky Economic Development Finance Authority
 Revenue Bonds
 Kings Daughters Medical
 Series 2010
 02-01-40                            5.00             3,650,000(f)          3,523,637
Kentucky Economic Development Finance Authority
 Revenue Bonds
 Owensboro Medical Health System
 Series 2010A
 03-01-45                            6.50             4,575,000             4,512,551
                                                                      ---------------
Total                                                                       8,036,188
-------------------------------------------------------------------------------------

LOUISIANA (4.3%)
Calcasieu Parish Industrial Development Board Incorporated
 Revenue Bonds
 Conoco Incorporated Project
 Series 1996 A.M.T.
 12-01-26                            5.75             2,500,000             2,500,875
City of East Baton Rouge
 Refunding Revenue Bonds
 Series 2008A-2 (AGM)
 08-01-24                            5.00               900,000               969,678
City of East Baton Rouge
 Revenue Bonds
 Road and Street Improvements
 Series 2009
 08-01-25                            5.00               250,000               267,170
City of New Orleans
 Unlimited General Obligation Public Improvement Bonds
 Series 2002 (FGIC)
 12-01-31                            5.35             2,250,000             2,221,403
East Baton Rouge Mortgage Finance Authority
 Refunding Revenue Bonds
 Series 1993B (GNMA/FNMA)
 10-01-25                            5.40               355,000               355,234
East Baton Rouge Sewerage Commission
 Revenue Bonds
 Series 2009A
 02-01-34                            5.25             1,000,000             1,050,390
Jefferson Parish Hospital Service District #2
 Revenue Bonds
 Series 1998 (AGM)
 07-01-28                            5.00             1,000,000               951,630
Jefferson Sales Tax District
 Refunding Revenue Bonds
 Series 2009B
 12-01-22                            4.50             1,000,000             1,017,370
Jefferson Sales Tax District
 Revenue Bonds
 Series 2007B (AMBAC)
 12-01-20                            5.25             1,000,000             1,097,900
Lafayette Consolidated Government
 Refunding Revenue Bonds
 Series 2006C (AMBAC)
 05-01-21                            5.00             1,000,000             1,069,640
Lafayette Parish School Board
 Refunding Revenue Bonds
 Public Schools
 Series 2008 (AGM)
 04-01-19                            5.00             1,000,000             1,115,300
Louisiana Housing Finance Agency
 Revenue Bonds
 Home Ownership Program
 Series 2008A (GNMA/FNMA/FHLMC)
 12-01-23                            4.88               960,000             1,000,580
Louisiana Public Facilities Authority
 Refunding Revenue Bonds
 Southern Baptist Hospital Incorporated Project
 Series 1986 Escrowed to Maturity
 05-15-12                            8.00             2,865,000             3,083,714
Louisiana Public Facilities Authority
 Refunding Revenue Bonds
 Tulane University Project
 Series 2007A-1 (NPFGC)
 02-15-26                            5.00             1,000,000             1,038,200
Louisiana Public Facilities Authority
 Revenue Bonds
 Hurricane Recovery Program
 Series 2007 (AMBAC)
 06-01-20                            5.00             1,000,000             1,045,420
Louisiana State Citizens Property Insurance Corporation
 Revenue Bonds
 Series 2009C-4
 06-01-24                            6.13             1,000,000             1,099,370
Louisiana State University & Agricultural & Mechanical College
 Revenue Bonds
 Auxiliary
 Series 2007 (AGM)
 07-01-27                            5.00             1,000,000             1,045,040
New Orleans Aviation Board
 Revenue Bonds
 Consolidated Rental Car
 Series 2009A
 01-01-40                            6.50             4,650,000             4,799,544
Port New Orleans Board of Commissioners
 Revenue Bonds
 Series 2002 (NPFGC/FGIC) A.M.T.
 04-01-32                            5.00             1,250,000             1,116,613
St. Tammany Parish Wide School District #12
 Unlimited General Obligation Bonds
 Series 2008
 03-01-23                            4.50             1,000,000             1,035,470
                                                                      ---------------
Total                                                                      27,880,541
-------------------------------------------------------------------------------------

MARYLAND (2.4%)
City of Baltimore
 Refunding Revenue Bonds
 Wastewater Projects
 Series 2002A (NPFGC/FGIC)
 07-01-42                            5.13             2,000,000             2,017,380
City of Baltimore
 Revenue Bonds
 Consolidated Coal Sales
 Series 1984A
 10-01-11                            6.50             2,500,000             2,506,875
County of Anne Arundel
 Refunding Tax Allocation Bonds
 Arundel Mills Project
 Series 2004
 07-01-24                            5.13             1,205,000             1,310,016
County of Baltimore
 Revenue Bonds
 Catholic Health Initiatives
 Series 2006A
 09-01-26                            5.00             1,500,000             1,562,550
Maryland Health & Higher Educational Facilities Authority
 Refunding Revenue Bonds
 Johns Hopkins University
 Series 2001B
 07-01-41                            5.00             2,000,000             2,016,480
Maryland Health & Higher Educational Facilities Authority
 Revenue Bonds
 Carroll County General Hospital
 Series 2002
 07-01-37                            6.00             2,250,000             2,288,025
Maryland State Department of Transportation
 Certificate of Participation
 Series 2000 A.M.T.
 10-15-25                            5.50             2,375,000             2,385,688


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
18  SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Seligman National Municipal Fund

MUNICIPAL BONDS (CONTINUED)
ISSUE                               COUPON           PRINCIPAL
DESCRIPTION(b,c)                     RATE              AMOUNT                VALUE(a)
MARYLAND (CONT.)
Maryland State Department of Transportation
 Revenue Bonds
 Series 2008
 02-15-21                            5.00%           $1,000,000            $1,115,950
Morgan State University
 Revenue Bonds
 Series 2003A (NPFGC/FGIC)
 07-01-32                            5.00               450,000               454,127
                                                                      ---------------
Total                                                                      15,657,091
-------------------------------------------------------------------------------------

MASSACHUSETTS (6.4%)
City of Newton Massachusetts
 Limited General Obligation Bonds
 State Qualified School
 Series 2009A
 04-01-25                            4.13             2,295,000             2,368,738
Commonwealth of Massachusetts
 Limited General Obligation Bonds
 Consolidated Loan
 Series 2009C
 07-01-38                            4.50             1,500,000             1,485,690
Martha's Vineyard Land Bank
 Revenue Bonds
 Series 2002 (AMBAC)
 05-01-32                            5.00             3,000,000             3,036,600
Massachusetts Bay Transportation Authority
 Revenue Bonds
 Series 2005A
 07-01-24                            5.00             1,000,000             1,134,590
Massachusetts Development Finance Agency
 Revenue Bonds
 Boston College
 Series 2009Q-2
 07-01-29                            5.00             1,455,000             1,535,374
Massachusetts Development Finance Agency
 Revenue Bonds
 WGBH Educational Foundation
 Series 2002A (AMBAC)
 01-01-42                            5.75             4,000,000             4,236,399
Massachusetts Educational Financing Authority
 Revenue Bonds
 Issue I
 Series 2010B A.M.T.
 01-01-31                            5.70             9,000,000             9,025,830
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Berklee College of Music
 Series 2007A
 10-01-21                            5.00             1,500,000             1,588,395
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
 Tufts University
 Series 2009M
 02-15-28                            5.50             1,000,000             1,170,510
Massachusetts Health & Educational Facilities Authority
 Unrefunded Revenue Bonds
 South Shore
 Series 1999F
 07-01-29                            5.75             1,845,000             1,844,816
Massachusetts Housing Finance Agency
 Revenue Bonds
 Series 1999A (AMBAC) A.M.T.
 07-01-30                            5.50               190,000               187,925
Massachusetts Housing Finance Agency
 Revenue Bonds
 Single Family
 Series 2008-139
 12-01-28                            5.13             1,000,000             1,026,440
Massachusetts School Building Authority
 Revenue Bonds
 Series 2005A (AGM)
 08-15-23                            5.00             6,000,000             6,379,440
Massachusetts State Water Pollution Abatement
 Revenue Bonds
 Pool Program
 Series 1999-5
 08-01-29                            5.50             1,000,000             1,005,510
Massachusetts Water Resources Authority
 Refunding Revenue Bonds
 Series 2005A (NPFGC)
 08-01-24                            5.25             3,000,000             3,269,550
Town of Braintree
 Limited General Obligation Bonds
 Municipal Purpose Loan
 Series 2009
 05-15-27                            5.00             2,000,000             2,148,360
                                                                      ---------------
Total                                                                      41,444,167
-------------------------------------------------------------------------------------

MICHIGAN (3.5%)
Capital Region Airport Authority
 Refunding Revenue Bonds
 Series 2002B (NPFGC) A.M.T.
 07-01-21                            5.25             2,000,000             2,000,880
Charter Township of Canton
 Limited General Obligation Bonds
 Capital Improvement
 Series 2007 (AGM)
 04-01-21                            5.00               530,000               569,209
City of Detroit
 Prerefunded Revenue Bonds
 2nd Lien
 Series 2005A (NPFGC)
 07-01-30                            5.00             2,295,000             2,638,906
City of Detroit
 Revenue Bonds
 Sr Lien
 Series 2005A (NPFGC/FGIC)
 07-01-27                            5.00             1,290,000             1,269,399
Grand Traverse County Hospital Finance Authority
 Unrefunded Revenue Bonds
 Munson
 Series 1998A (AMBAC)
 07-01-28                            5.00               110,000               104,801
Kalamazoo Public Schools
 Unlimited General Obligation Refunding Bonds
 Building & Site
 Series 2006 (AGM)
 05-01-24                            5.00             1,285,000             1,341,244
Michigan Municipal Bond Authority
 Revenue Bonds
 Drinking Water State Revolving Fund
 Series 2004
 10-01-22                            5.00             3,850,000             4,178,404
Michigan State Hospital Finance Authority
 Refunding Revenue Bonds
 Oakwood Obligated Group
 Series 1998A (AGM)
 08-15-25                            5.13             1,000,000             1,001,850
Michigan State Hospital Finance Authority
 Refunding Revenue Bonds
 Sparrow Obligated Group
 Series 2005 (NPFGC)
 11-15-26                            5.00             1,500,000             1,461,915
Michigan State Hospital Finance Authority
 Revenue Bonds
 Trinity Health Center Group
 Series 2006A
 12-01-26                            5.00             4,000,000             4,010,960
State of Michigan
 Refunding Revenue Bonds
 Series 2005 (AGM)
 05-15-22                            5.25             2,000,000             2,327,980
State of Michigan
 Refunding Revenue Bonds
 Series 2006 (AGM)
 05-15-24                            5.00             2,000,000             2,100,140
                                                                      ---------------
Total                                                                      23,005,688
-------------------------------------------------------------------------------------

MINNESOTA (2.1%)
City of St. Louis Park
 Refunding Revenue Bonds
 Park Nicollet Health Services
 Series 2009
 07-01-39                            5.75            13,500,000            13,422,915
-------------------------------------------------------------------------------------

MISSISSIPPI (0.3%)
Mississippi Business Finance Corporation
 Revenue Bonds
 Series 2009A
 05-01-24                            4.70             1,250,000             1,222,737
 05-01-37                            5.00               815,000               787,975
                                                                      ---------------
Total                                                                       2,010,712
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                          SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman National Municipal Fund

MUNICIPAL BONDS (CONTINUED)
ISSUE                               COUPON           PRINCIPAL
DESCRIPTION(b,c)                     RATE              AMOUNT                VALUE(a)
MISSOURI (3.0%)
Cape Girardeau County Industrial Development Authority
 Revenue Bonds
 St. Francis Medical Center
 Series 2009
 06-01-39                            5.75%             $500,000              $507,065
City of St. Louis
 Refunding Revenue Bonds
 Lambert International Airport
 Series 2007A (AGM)
 07-01-23                            5.00             1,000,000             1,024,040
City of St. Louis
 Revenue Bonds
 Lambert-St. Louis International
 Series 2009A-1
 07-01-34                            6.63               300,000               316,833
Clackamas County School District #7J Lake Oswego
 Unlimited General Obligation Refunding Bonds
 Series 2005 (AGM)
 06-01-23                            5.25             1,000,000             1,172,450
County of Boone
 Revenue Bonds
 Boone Hospital Center
 Series 2008
 08-01-28                            5.75               500,000               512,925
Hannibal Industrial Development Authority
 Refunding Revenue Bonds
 Series 2006
 03-01-22                            5.00             1,000,000               960,040
Kansas City Metropolitan Community College Building Corporation
 Refunding Revenue Bonds
 Junior College Improvement and Leasehold
 Series 2006 (NPFGC/FGIC)
 07-01-17                            5.00             1,000,000             1,100,890
Metropolitan St. Louis Sewer District
 Revenue Bonds
 Series 2004A (NPFGC)
 05-01-24                            5.00             2,800,000             2,965,788
Missouri Development Finance Board
 Revenue Bonds
 Procter & Gamble Paper Products
 Series 1999 A.M.T.
 03-15-29                            5.20             2,000,000             2,033,820
Missouri State Board of Public Buildings
 Revenue Bonds
 Series 2001A
 05-01-26                            5.13             1,750,000             1,791,003
Missouri State Environmental Improvement & Energy Resources Authority
 Unrefunded Revenue Bonds
 Drinking Water
 Series 2002
 07-01-23                            5.00               265,000               284,024
Missouri State Health & Educational Facilities Authority
 Refunding Revenue Bonds
 Lester E. Cox Medical Center
 Series 1993I (NPFGC)
 06-01-15                            5.25             2,500,000             2,700,725
Missouri State Health & Educational Facilities Authority
 Revenue Bonds
 Washington University
 Series 2007B
 01-15-21                            4.20             1,000,000             1,052,740
St. Charles Community College
 Unlimited General Obligation Refunding Bonds
 Series 2009
 02-15-26                            4.00               500,000               509,910
St. Louis Industrial Development Authority
 Refunding Revenue Bonds
 Anheuser-Busch Company Project
 Series 1991
 05-01-16                            6.65             1,250,000             1,441,088
University of Missouri
 Revenue Bonds
 System Facilities
 Series 2006A
 11-01-26                            5.00             1,000,000             1,051,090
                                                                      ---------------
Total                                                                      19,424,431
-------------------------------------------------------------------------------------

NEVADA (0.6%)
County of Clark
 Revenue Bonds
 Las Vegas-McCarran International Airport
 Series 2010A
 07-01-34                            5.13             4,250,000             4,188,715
-------------------------------------------------------------------------------------

NEW HAMPSHIRE (0.8%)
New Hampshire Business Finance Authority
 Revenue Bonds
 Elliot Hospital Obligation Group
 Series 2009A
 10-01-39                            6.13             2,750,000             2,772,633
New Hampshire Health & Education Facilities Authority
 Revenue Bonds
 Dartmouth-Hitchcock
 Series 2009
 08-01-38                            6.00             2,500,000             2,636,750
                                                                      ---------------
Total                                                                       5,409,383
-------------------------------------------------------------------------------------

NEW JERSEY (3.3%)
New Jersey Economic Development Authority
 Refunding Revenue Bonds
 Seeing Eye Incorporated Project
 Series 2005 (AMBAC)
 12-01-24                            5.00             1,000,000               972,580
New Jersey Economic Development Authority
 Revenue Bonds
 New Jersey-American Water Company Incorporated
 Series 1997B (NPFGC/FGIC) A.M.T.
 05-01-32                            5.38             8,000,000             7,373,760
New Jersey Educational Facilities Authority
 Refunding Revenue Bonds
 Stevens Institute of Technology
 Series 2007A
 07-01-22                            5.25             1,250,000             1,296,013
New Jersey Educational Facilities Authority
 Revenue Bonds
 Princeton University
 Series 2007E
 07-01-28                            5.00             1,250,000             1,351,612
New Jersey Educational Facilities Authority
 Revenue Bonds
 William Paterson University
 Series 2008C
 07-01-24                            5.00             1,000,000             1,067,450
New Jersey Environmental Infrastructure Trust
 Revenue Bonds
 Environmental Infrastructure
 Series 2005A (AMBAC)
 09-01-22                            5.00             1,230,000             1,346,801
New Jersey Health Care Facilities Financing Authority
 Revenue Bonds
 Hackensack University Medical Center
 Series 2000
 01-01-34                            6.00             2,450,000             2,457,570
New Jersey Health Care Facilities Financing Authority
 Revenue Bonds
 Meridian Health Systems Obligation Group
 Series 1999 (AGM)
 07-01-24                            5.38             2,255,000             2,258,022
New Jersey Health Care Facilities Financing Authority
 Revenue Bonds
 Virtua Health
 Series 2009
 07-01-33                            5.75               750,000               783,278
New Jersey Health Care Facilities Financing Authority
 Unrefunded Revenue Bonds
 Atlantic City Medical
 Series 2002
 07-01-25                            5.75             1,110,000             1,132,622
New Jersey Housing & Mortgage Finance Agency
 Revenue Bonds
 Series 2000A-1 (AGM) A.M.T.
 11-01-31                            6.35             1,500,000             1,501,454
New Jersey Housing & Mortgage Finance Agency
 Revenue Bonds
 Series 2000E-1 (AGM)
 05-01-25                            5.75               215,000               215,759
                                                                      ---------------
Total                                                                      21,756,921
-------------------------------------------------------------------------------------

NEW MEXICO (1.0%)
New Mexico Hospital Equipment Loan Council
 Revenue Bonds
 Presbyterian Healthcare
 Series 2009
 08-01-39                            5.00             6,500,000             6,420,700
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
20  SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Seligman National Municipal Fund

MUNICIPAL BONDS (CONTINUED)
ISSUE                               COUPON           PRINCIPAL
DESCRIPTION(b,c)                     RATE              AMOUNT                VALUE(a)
NEW YORK (4.0%)
Brooklyn Arena Local Development Corporation
 Revenue Bonds
 Barclays Center Project
 Series 2009
 07-15-30                            6.00%           $1,500,000            $1,535,970
Erie County Industrial Development Agency
 Revenue Bonds
 Buffalo City School District
 Series 2009A
 05-01-31                            5.00               500,000               517,700
New York City Municipal Water Finance Authority
 Revenue Bonds
 Series 2005C (NPFGC)
 06-15-27                            5.00             8,000,000             8,364,480
New York City Transitional Finance Authority
 Revenue Bonds
 Fiscal 2009
 Series 2009S-4
 01-15-25                            5.13             2,000,000             2,127,100
New York State Dormitory Authority
 Revenue Bonds
 North Shore-Long Island Jewish
 Series 2009A
 05-01-37                            5.50             2,000,000             2,024,140
New York State Dormitory Authority
 Revenue Bonds
 Rockefeller University
 Series 2009C
 07-01-40                            5.00             2,500,000             2,638,100
New York State Environmental Facilities Corporation
 Revenue Bonds
 Revolving Funds
 New York City Municipal Water
 Series 2008A
 06-15-28                            5.00             1,000,000             1,075,100
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 144th
 Series 1997
 10-01-28                            5.00             1,000,000             1,056,160
Port Authority of New York & New Jersey
 Revenue Bonds
 JFK International Air Terminal #6 Special Project
 Series 1997 (NPFGC) A.M.T.
 12-01-22                            5.75             6,500,000             6,491,420
                                                                      ---------------
Total                                                                      25,830,170
-------------------------------------------------------------------------------------

NORTH CAROLINA (1.9%)
City of High Point
 Revenue Bonds
 Series 2008 (AGM)
 11-01-28                            5.00               350,000               370,769
County of Cumberland
 Refunding Certification of Participation
 Improvement Projects
 Series 2009B-1
 12-01-24                            5.00               500,000               540,650
County of Forsyth Certification of Participation
 Series 2005
 02-01-26                            5.00               750,000               781,620
North Carolina Capital Facilities Finance Agency
 Revenue Bonds
 Duke University Project
 Series 2009B
 10-01-38                            5.00               300,000               315,306
North Carolina Capital Facilities Finance Agency
 Revenue Bonds
 Wake Forest University
 Series 2009
 01-01-39                            4.50               300,000               298,542
North Carolina Eastern Municipal Power Agency
 Refunding Revenue Bonds
 Series 2005A (AMBAC)
 01-01-20                            5.25             6,000,000             6,331,020
North Carolina Eastern Municipal Power Agency
 Revenue Bonds
 Series 2009A
 01-01-26                            5.50               300,000               318,801
North Carolina Housing Finance Agency
 Revenue Bonds
 Home Ownership
 Series 2000A-8 A.M.T.
 07-01-28                            6.40               120,000               123,520
North Carolina Municipal Power Agency #1
 Revenue Bonds
 Series 1986 Escrowed to Maturity
 01-01-20                            5.00             1,750,000             2,000,513
State of North Carolina
 Revenue Bonds
 Annual Appropriation
 Series 2009A
 05-01-27                            5.00               305,000               331,419
Wake County Industrial Facilities & Pollution Control Financing Authority
 Refunding Revenue Bonds
 Carolina Power & Light Company Project
 Series 2002
 02-01-17                            5.38             1,000,000             1,059,670
                                                                      ---------------
Total                                                                      12,471,830
-------------------------------------------------------------------------------------

NORTH DAKOTA (0.4%)
County of Ward
 Revenue Bonds
 Trinity Obligated Group
 Series 2006
 07-01-25                            5.13             1,000,000               893,940
 07-01-29                            5.13             1,840,000             1,621,150
                                                                      ---------------
Total                                                                       2,515,090
-------------------------------------------------------------------------------------

OHIO (10.7%)
Buckeye Tobacco Settlement Financing Authority
 Asset-backed Senior Turbo Revenue Bonds
 Series 2007A-2
 06-01-47                            5.88             6,125,000             4,343,789
City of Avon
 Limited General Obligation Bonds
 Series 2009B
 12-01-38                            5.00             1,150,000             1,184,995
City of Cincinnati
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2008A
 12-01-23                            5.00               875,000               959,149
City of Cleveland
 Revenue Bonds
 Series 2007P
 01-01-24                            5.00             2,000,000             2,140,280
City of Cleveland
 Revenue Bonds
 Series 2008B-1 (NPFGC)
 11-15-28                            5.00               500,000               514,770
City of Columbus
 Revenue Bonds
 Systems
 Series 2008A
 06-01-27                            5.00             4,000,000             4,294,440
City of Columbus
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2006A
 12-15-21                            5.00             1,435,000             1,573,462
City of Strongsville
 Limited General Obligation Bonds
 Various Purpose
 Series 2009
 12-01-33                            4.63               500,000               496,770
 12-01-34                            4.63             1,000,000               989,060
Columbus City School District
 Unlimited General Obligation Bonds
 School Facilities Construction & Improvement
 Series 2009
 12-01-33                            4.75             1,000,000             1,012,550
County of Franklin
 Revenue Bonds
 Children's Hospital Project
 Series 2005 (NPFGC/FGIC)
 05-01-25                            5.00             1,000,000             1,010,680
County of Hamilton
 Refunding Revenue Bonds
 Sub Series 2006A (AGM/AMBAC)
 12-01-32                            5.00             1,000,000             1,026,720
County of Hamilton
 Refunding Revenue Bonds
 Sub Series 2006A (AMBAC)
 12-01-26                            5.00             1,000,000             1,024,410
County of Hamilton
 Revenue Bonds
 Improvement Greater Cincinnati Metropolitan
 Series 2007A
 12-01-25                            5.00             3,425,000             3,674,991


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                          SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman National Municipal Fund

MUNICIPAL BONDS (CONTINUED)
ISSUE                               COUPON           PRINCIPAL
DESCRIPTION(b,c)                     RATE              AMOUNT                VALUE(a)
OHIO (CONT.)
County of Hamilton
 Revenue Bonds
 Metropolitan Sewer District
 Series 2006A (NPFGC)
 12-01-26                            5.00%           $1,000,000            $1,059,160
County of Montgomery
 Limited General Obligation
 Refunding & Improvement Bonds
 Various Purpose
 Series 2005 (NPFGC)
 12-01-24                            5.00             2,600,000             2,744,898
Ohio Higher Educational Facility Commission
 Revenue Bonds
 Kenyon College Project
 Series 2010
 07-01-44                            5.00            10,000,000            10,079,099
Ohio Housing Finance Agency
 Revenue Bonds
 Mortgage-Backed Securities Program
 Series 2008F (GNMA/FNMA/FHLMC)
 09-01-28                            5.25             1,040,000             1,082,286
Ohio Housing Finance Agency
 Revenue Bonds
 Residential
 Series 1997B (GNMA) A.M.T.
 09-01-29                            5.40               705,000               706,290
Ohio State Turnpike Commission
 Refunding Revenue Bonds
 Series 1998A (NPFGC/FGIC)
 02-15-26                            5.50             3,000,000             3,482,520
Ohio State Turnpike Commission
 Revenue Bonds
 Series 2001 (AMBAC)
 02-15-31                            5.25             1,500,000             1,528,920
Ohio State University
 Revenue Bonds
 Series 2002A
 12-01-31                            5.13             1,000,000             1,029,760
Ohio State University
 Revenue Bonds
 Series 2005A
 06-01-25                            5.00             3,000,000             3,178,260
Ohio State Water Development Authority
 Refunding Revenue Bonds
 Drinking Water Fund
 Series 2005
 12-01-21                            5.25             3,890,000             4,574,835
 12-01-22                            5.25             2,625,000             3,098,130
Ohio State Water Development Authority
 Revenue Bonds
 Series 1983 Escrowed to Maturity
 12-01-10                            9.38                55,000                58,076
Ohio State Water Development Authority
 Revenue Bonds
 Sewer Facilities Anheuser-Busch Project
 Series 1999 A.M.T.
 08-01-38                            6.00             1,000,000             1,000,190
State of Ohio
 Refunding Revenue Bonds
 Case Western Reserve
 Series 2008C
 12-01-29                            5.00             2,000,000             2,082,540
State of Ohio
 Revenue Bonds
 Denison University 2007 Project
 Series 2007
 11-01-23                            5.00             4,000,000             4,361,160
State of Ohio
 Revenue Bonds
 Mental Health Capital Facilities
 2nd Series 2003B (AGM)
 06-01-13                            5.00             2,230,000             2,486,383
State of Ohio
 Revenue Bonds
 University of Dayton Project
 Series 2009
 12-01-24                            5.50             3,000,000             3,246,690
                                                                      ---------------
Total                                                                      70,045,263
-------------------------------------------------------------------------------------

OREGON (2.9%)
Benton County Hospital Facilities Authority
 Refunding Revenue Bonds
 Samaritan Health Services Project
 Series 1998
 10-01-28                            5.13               655,000               631,865
City of Salem
 Limited General Obligation Bonds
 Series 2009
 06-01-27                            4.38             1,000,000             1,007,840
Clackamas County Hospital Facility Authority
 Refunding Revenue Bonds
 Legacy Health System
 Series 2001
 05-01-21                            5.25             1,000,000             1,022,780
Clackamas County Service District #1
 Revenue Bonds
 Series 2009A
 12-01-25                            4.25             1,690,000             1,729,445
Multnomah County Hospital Facilities Authority
 Revenue Bonds
 Providence Health System
 Series 2004
 10-01-24                            5.25             1,000,000             1,038,080
Oregon Health & Science University
 Revenue Bonds
 Series 2009A
 07-01-39                            5.75             2,000,000             2,099,259
Oregon Health & Science University
 Unrefunded Revenue Bonds
 Series 1995A (NPFGC)
 07-01-28                            5.25               390,000               389,981
Oregon State Department of Administrative Services
 Certificate of Participation
 Series 2001B (AMBAC)
 05-01-26                            5.00             2,000,000             2,035,520
Oregon State Facilities Authority
 Revenue Bonds
 Linfield College Project
 Series 1998A
 10-01-23                            5.25             2,000,000             1,988,540
Oregon State Facilities Authority
 Revenue Bonds
 Linfield College Project
 Series 2005A
 10-01-25                            5.00               750,000               749,198
Oregon State Facilities Authority
 Revenue Bonds
 Willamette University Projects
 Series 2007A
 10-01-27                            5.00             1,500,000             1,501,860
Oregon State Housing & Community Services Department
 Revenue Bonds
 Series 2000A A.M.T.
 07-01-42                            6.05             2,000,000             2,003,400
Oregon State Housing & Community Services Department
 Revenue Bonds
 Single Family Mortgage Program
 Series 2005A
 07-01-20                            4.40               560,000               569,083
Polk, Marion & Benton School District #13J
 Unlimited General Obligation Bonds
 Central School District
 Series 2009A
 06-15-29                            4.38             1,300,000             1,295,736
Umatilla County Hospital Facility Authority
 Revenue Bonds
 Catholic Health Initiatives
 Series 2002A Escrowed to Maturity
 03-01-32                            5.50             1,000,000             1,081,600
                                                                      ---------------
Total                                                                      19,144,187
-------------------------------------------------------------------------------------

PENNSYLVANIA (3.4%)
Allegheny County Higher Education Building Authority
 Revenue Bonds
 Duquesne University
 Series 2008
 03-01-28                            5.00               490,000               501,559
Allegheny County Hospital Development Authority
 Revenue Bonds
 University of Pittsburgh Medical Center
 Series 2009
 08-15-39                            5.63             1,000,000             1,015,570
Berks County Municipal Authority
 Revenue Bonds
 Reading Hospital Medical Center Project
 Series 1993 (NPFGC)
 10-01-14                            5.70               855,000               932,036


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
22  SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Seligman National Municipal Fund

MUNICIPAL BONDS (CONTINUED)
ISSUE                               COUPON           PRINCIPAL
DESCRIPTION(b,c)                     RATE              AMOUNT                VALUE(a)
PENNSYLVANIA (CONT.)
County of Bucks
 Unlimited General Obligation Bonds
 Series 2008
 05-01-23                            5.25%             $350,000              $395,423
Cumberland County Municipal Authority
 Revenue Bonds
 Aicup Financing Program-Dickson College
 Series 2009
 11-01-39                            5.00             1,200,000             1,165,668
Delaware County Industrial Development Authority
 Revenue Bonds
 Philadelphia Suburban Water Facilities
 Series 2001 (AMBAC) A.M.T.
 10-01-31                            5.35             3,000,000             3,002,070
Delaware Valley Regional Financial Authority
 Revenue Bonds
 Series 2006C
 07-01-27                            7.75             1,000,000             1,337,630
Northampton County General Purpose Authority
 Revenue Bonds
 County Agreement
 Series 2001 (AGM)
 10-01-30                            5.25             1,000,000             1,046,670
Pennsylvania Economic Development Financing Authority
 Revenue Bonds
 Proctor & Gamble Paper Project
 Series 2001 A.M.T.
 03-01-31                            5.38             1,000,000             1,023,390
Pennsylvania Higher Educational Facilities Authority
 Revenue Bonds
 Thomas Jefferson University
 Series 2010
 03-01-40                            5.00             3,500,000             3,538,044
Pennsylvania Higher Educational Facilities Authority
 Unrefunded Revenue Bonds
 Drexel University
 Series 1997 (NPFGC)
 05-01-22                            5.75             1,050,000             1,053,497
Pennsylvania State University
 Revenue Bonds
 Series 2005
 09-01-24                            5.00             1,250,000             1,330,763
Philadelphia Municipal Authority
 Revenue Bonds
 Lease
 Series 2009
 04-01-34                            6.50               200,000               212,590
Philadelphia Redevelopment Authority
 Revenue Bonds
 Sub Series 1986B Escrowed to Maturity (GNMA)
 06-01-17                            9.00               450,000               629,357
Washington County Industrial Development Authority
 Revenue Bonds
 Washington Jefferson College
 Series 2010
 11-01-36                            5.00             4,850,000             4,814,546
                                                                      ---------------
Total                                                                      21,998,813
-------------------------------------------------------------------------------------

PUERTO RICO (2.1%)(e)
Puerto Rico Electric Power Authority
 Refunding Revenue Bonds
 Series 2007UU (AGM)
 07-01-23                            5.00             1,000,000             1,041,240
Puerto Rico Electric Power Authority
 Revenue Bonds
 Series 2003NN (NPFGC)
 07-01-21                            5.25             3,500,000             3,715,180
Puerto Rico Electric Power Authority
 Revenue Bonds
 Series 2008WW
 07-01-23                            5.38             2,500,000             2,610,625
Puerto Rico Electric Power Authority
 Revenue Bonds
 Series 2010XX
 07-01-40                            5.25             3,000,000(f)          2,959,440
Puerto Rico Highway & Transportation Authority
 Revenue Bonds
 Series 2003AA (NPFGC)
 07-01-20                            5.50               500,000               523,290
Puerto Rico Industrial Tourist Educational Medical & Environmental Central Facilities
 Finance Authority
 Revenue Bonds
 Intermediate American University
 Series 1998A (NPFGC)
 10-01-22                            5.00             2,500,000             2,434,975
Puerto Rico Port Authority
 Revenue Bonds
 Series 1991D (FGIC) A.M.T.
 07-01-14                            7.00               630,000               631,877
                                                                      ---------------
Total                                                                      13,916,627
-------------------------------------------------------------------------------------

SOUTH CAROLINA (7.4%)
City of Rock Hill
 Refunding & Improvement Revenue Bonds
 Series 2003A (AGM)
 01-01-30                            5.00             4,000,000             4,031,360
Coastal Carolina University
 Unrefunded Revenue Bonds
 Series 1999 (AMBAC)
 06-01-26                            5.30             1,810,000             1,825,349
County of Berkeley
 Unlimited General Obligation
 Refunding & Improvement Bonds
 Series 2003 (AGM)
 09-01-28                            5.00             4,000,000             4,111,760
County of Berkeley
 Unrefunded Revenue Bonds
 Series 2003 (NPFGC)
 06-01-23                            5.25               245,000               257,610
County of Georgetown
 Refunding Revenue Bonds
 International Paper Company Project
 Series 2000A
 03-15-14                            5.95             1,000,000             1,064,310
Grand Strand Water & Sewer Authority
 Revenue Bonds
 Series 2001 (AGM)
 06-01-31                            5.00             4,000,000             4,046,360
Horry County School District
 Unlimited General Obligation Bonds
 Series 2002A
 03-01-22                            5.13             2,760,000             2,986,155
Lexington County Health Services District Incorporated
 Refunding & Improvement Revenue Bonds
 Series 1997 (AGM)
 11-01-26                            5.13             2,000,000             2,005,560
Lexington County Health Services District Incorporated
 Refunding Revenue Bonds
 Series 2007
 11-01-20                            5.00             1,000,000             1,030,490
Piedmont Municipal Power Agency
 Refunding Revenue Bonds
 Series 1991 (NPFGC/FGIC)
 01-01-21                            6.25             1,250,000             1,460,313
South Carolina Jobs-Economic Development Authority
 Refunding & Improvement Revenue Bonds
 Palmetto Health
 Series 2009
 08-01-39                            5.75             2,350,000             2,291,297
South Carolina Jobs-Economic Development Authority
 Unrefunded Revenue Bonds
 Bon Secours
 Series 2002B
 11-15-30                            5.63             3,165,000             3,132,401
South Carolina State Housing Finance & Development Authority
 Revenue Bonds
 Series 1999A-2 (AGM) A.M.T.
 07-01-29                            5.40               545,000               545,114
South Carolina State Ports Authority
 Revenue Bonds
 Series 1998 (AGM) A.M.T.
 07-01-26                            5.30            10,000,000            10,021,600
South Carolina State Public Service Authority
 Refunding Revenue Bonds
 Series 2005A (NPFGC/FGIC)
 01-01-21                            5.25             5,000,000             5,424,749
South Carolina State Public Service Authority
 Revenue Bonds
 Santee Cooper
 Series 2006A (NPFGC)
 01-01-27                            5.00             2,600,000             2,729,506


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                          SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT  23

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman National Municipal Fund

MUNICIPAL BONDS (CONTINUED)
ISSUE                               COUPON           PRINCIPAL
DESCRIPTION(b,c)                     RATE              AMOUNT                VALUE(a)
SOUTH CAROLINA (CONT.)
South Carolina State Public Service Authority
 Revenue Bonds
 Santee Cooper
 Series 2008A
 01-01-28                            5.38%             $250,000              $274,378
South Carolina State Public Service Authority
 Revenue Bonds
 Series 2007A (AMBAC)
 01-01-18                            5.00             1,000,000             1,110,370
                                                                      ---------------
Total                                                                      48,348,682
-------------------------------------------------------------------------------------

TEXAS (4.4%)
Bexar County Health Facilities Development Corporation
 Revenue Bonds
 Army Retirement Residence Project
 Series 2010
 07-01-45                            6.20             1,100,000             1,104,004
City of Austin
 Refunding Revenue Bonds
 Series 2006A (AMBAC)
 11-15-20                            5.00             5,440,000             5,820,419
City of Dallas
 Limited General Obligation Bonds
 Series 2005
 02-15-25                            5.00               820,000               859,877
City of Houston
 Revenue Bonds
 Sub Lien
 Series 2000A (AGM) A.M.T.
 07-01-30                            5.63             3,000,000             3,001,620
City of San Antonio
 Prerefunded Revenue Bonds
 Series 1997 Escrowed to Maturity
 02-01-20                            5.50             1,055,000             1,275,421
Dallas-Fort Worth International Airport Facilities Improvement
 Revenue Bonds
 Series 2000A (NPFGC/FGIC) A.M.T.
 11-01-30                            5.75             5,000,000             5,003,800
Harris County Health Facilities Development Corporation
 Revenue Bonds
 St. Luke's Episcopal Hospital Project
 Series 1991 Escrowed to Maturity
 02-15-21                            6.75             2,000,000             2,005,840
Potter County Industrial Development Corporation
 Refunding Revenue Bonds
 Southwestern Public Service Company Project
 Series 1996 (AMBAC)
 09-01-16                            5.75             4,750,000             4,768,478
University of Texas
 Refunding Revenue Bonds
 Series 2007B
 07-01-23                            5.25             1,000,000             1,163,990
Uptown Development Authority
 Tax Allocation Bonds
 Infrastructure Improvement Facilities
 Series 2009
 09-01-29                            5.50               500,000               494,100
West Harris County Regional Water Authority
 Revenue Bonds
 Series 2009
 12-15-35                            5.00             3,000,000             2,982,600
                                                                      ---------------
Total                                                                      28,480,149
-------------------------------------------------------------------------------------

UTAH (0.3%)
Utah Transit Authority
 Revenue Bonds
 Series 2008A
 06-15-25                            5.00             2,000,000             2,178,760
-------------------------------------------------------------------------------------

VIRGINIA (0.3%)
Virginia Resources Authority
 Revenue Bonds
 State Revolving Fund
 Series 2009
 10-01-26                            5.00             1,500,000             1,652,475
-------------------------------------------------------------------------------------

WASHINGTON (1.0%)
Chelan County Public Utility District #1
 Revenue Bonds
 Chelan Hydro
 Series 2001B (NPFGC) A.M.T.
 01-01-36                            5.60             2,500,000             2,504,475
Washington Health Care Facilities Authority
 Revenue Bonds
 Overlake Hospital Medical Center
 Series 2010
 07-01-30                            5.50             3,000,000(f)          2,967,240
Washington Higher Education Facilities Authority
 Refunding Revenue Bonds
 Whitworth University Project
 Series 2009
 10-01-40                            5.63             1,050,000             1,037,180
                                                                      ---------------
Total                                                                       6,508,895
-------------------------------------------------------------------------------------

WISCONSIN (4.0%)
City of La Crosse
 Refunding Revenue Bonds
 Northern States Power Company Project
 Series 1996 A.M.T.
 11-01-21                            6.00             6,000,000             6,115,079
Monroe Redevelopment Authority
 Revenue Bonds
 Monroe Clinic Incorporated
 Series 2009
 02-15-39                            5.88             5,000,000             5,032,200
Wisconsin Health & Educational Facilities Authority
 Revenue Bonds
 Aurora Health Care Incorporated
 Series 2010A
 04-15-39                            5.63             1,375,000             1,356,561
Wisconsin Health & Educational Facilities Authority
 Revenue Bonds
 Meriter Hospital Incorporated
 Series 2009
 12-01-38                            6.00             5,225,000             5,395,439
Wisconsin Health & Educational Facilities Authority
 Revenue Bonds
 Prohealth Care Incorporated Obligation Group
 Series 2009
 02-15-32                            6.63             1,000,000             1,041,850
 02-15-39                            6.63             6,725,000             7,245,111
                                                                      ---------------
Total                                                                      26,186,240
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $629,427,161)                                                     $644,857,048
-------------------------------------------------------------------------------------



MUNICIPAL NOTES (0.4%)
                                                       AMOUNT
ISSUE                              EFFECTIVE         PAYABLE AT
DESCRIPTION(B,C,D)                   YIELD            MATURITY               VALUE(a)
CALIFORNIA (0.4%)
City of Santa Clara
 Subordinated Revenue Bonds
 V.R.D.N. Series 2008A (Bank of America)
 07-01-34                            0.28%           $2,850,000            $2,850,000
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL NOTES
(Cost: $2,850,000)                                                         $2,850,000
-------------------------------------------------------------------------------------





MONEY MARKET FUND (--%)
                                                       SHARES                VALUE(a)
JPMorgan Tax-Free Money Market Fund                    51,449                 $51,449
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $51,449)                                                               $51,449
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $632,328,610)(g)                                                  $647,758,497
=====================================================================================






See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
24  SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Seligman National Municipal Fund

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA    --   ACA Financial Guaranty Corporation
     AGM    --   Assured Guaranty Municipal Corporation
     AMBAC  --   Ambac Assurance Corporation
     BHAC   --   Berkshire Hathaway Assurance Corporation
     BIG    --   Bond Investors Guarantee
     BNY    --   Bank of New York
     CGIC   --   Capital Guaranty Insurance Company
     CIFG   --   IXIS Financial Guaranty
     FGIC   --   Financial Guaranty Insurance Company
     FHA    --   Federal Housing Authority
     FHLMC  --   Federal Home Loan Mortgage Corporation
     FNMA   --   Federal National Mortgage Association
     GNMA   --   Government National Mortgage Association
     MGIC   --   Mortgage Guaranty Insurance Corporation
     NPFGC  --   National Public Finance Guarantee Corporation
     TCRS   --   Transferable Custodial Receipts
     XLCA   --   XL Capital Assurance


(c)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.    --   Alternative Minimum Tax -- At March 31, 2010, the value
                    of securities subject to alternative minimum tax
                    represented 12.26% of net assets.
     B.A.N.    --   Bond Anticipation Note
     C.P.      --   Commercial Paper
     R.A.N.    --   Revenue Anticipation Note
     T.A.N.    --   Tax Anticipation Note
     T.R.A.N.  --   Tax & Revenue Anticipation Note
     V.R.      --   Variable Rate
     V.R.D.B.  --   Variable Rate Demand Bond
     V.R.D.N.  --   Variable Rate Demand Note


(d) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on March 31, 2010.

(e) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. Municipal securities represented 2.13% of net assets at March 31, 2010.

(f) At March 31, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $9,409,653. See Note 2 to the financial statements.

(g) At March 31, 2010, the cost of securities for federal income tax purposes was approximately $632,329,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                    $19,241,000
     Unrealized depreciation                                                     (3,812,000)
     --------------------------------------------------------------------------------------
     Net unrealized appreciation                                                $15,429,000
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                          SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT  25

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman National Municipal Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2010:

                                                                 FAIR VALUE AT MARCH 31, 2010
                                               ----------------------------------------------------------------
                                                    LEVEL 1           LEVEL 2
                                                 QUOTED PRICES         OTHER          LEVEL 3
                                                   IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Bonds
  Municipal Bonds                                       $--        $644,857,048         $--        $644,857,048
---------------------------------------------------------------------------------------------------------------
Total Bonds                                              --         644,857,048          --         644,857,048
---------------------------------------------------------------------------------------------------------------
Other
  Municipal Notes                                        --           2,850,000          --           2,850,000
  Unaffiliated Money Market Fund(a)                  51,449                  --          --              51,449
---------------------------------------------------------------------------------------------------------------
Total Other                                          51,449           2,850,000          --           2,901,449
---------------------------------------------------------------------------------------------------------------
Total                                               $51,449        $647,707,048         $--        $647,758,497
---------------------------------------------------------------------------------------------------------------


(a) Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2010.



--------------------------------------------------------------------------------
26  SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Seligman National Municipal Fund



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330; and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
                          SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT  27

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
Seligman California Municipal High-Yield Fund
MARCH 31, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


MUNICIPAL BONDS (98.5%)
ISSUE                               COUPON           PRINCIPAL
DESCRIPTION(c,d)                     RATE              AMOUNT                VALUE(a)
AIRPORT (1.4%)
County of Sacramento
 Revenue Bonds
 Series 2009B
 07-01-39                            5.75%             $450,000              $480,699
-------------------------------------------------------------------------------------

CITY (6.2%)
City of Berkeley
 Unlimited General Obligation Bonds
 Neighborhood Branch Measure
 Series 2009FF
 09-01-35                            5.00             1,000,000             1,017,140
City of Martinez
 Unlimited General Obligation Bonds
 Election of 2008
 Series 2009A
 08-01-34                            5.00             1,100,000             1,133,858
                                                                      ---------------
Total                                                                       2,150,998
-------------------------------------------------------------------------------------

COLLEGE (11.2%)
California Educational Facilities Authority
 Revenue Bonds
 California Lutheran University
 Series 2008
 10-01-21                            5.25               665,000               672,268
California Educational Facilities Authority
 Revenue Bonds
 Loyola Marymount University
 Series 2010A
 10-01-40                            5.13               175,000               174,598
California Educational Facilities Authority
 Revenue Bonds
 Scripps College
 Series 2001
 08-01-31                            5.00             1,500,000             1,501,050
California Educational Facilities Authority
 Revenue Bonds
 University of the Pacific
 Series 2006
 11-01-25                            5.00             1,000,000             1,013,560
University of California
 Revenue Bonds
 Series 2009Q
 05-15-34                            5.00               500,000               519,930
                                                                      ---------------
Total                                                                       3,881,406
-------------------------------------------------------------------------------------

ELECTRIC (2.0%)
City of Vernon
 Revenue Bonds
 Series 2009A
 08-01-21                            5.13               500,000               517,515
Puerto Rico Electric Power Authority
 Revenue Bonds
 Series 2010XX
 07-01-40                            5.25               175,000(b,e)          172,634
                                                                      ---------------
Total                                                                         690,149
-------------------------------------------------------------------------------------

HEALTH CARE -- HOSPITAL (19.3%)
California Health Facilities Financing Authority
 Revenue Bonds
 Adventist Health System West
 Series 2009A
 09-01-39                            5.75             1,000,000             1,015,190
California Health Facilities Financing Authority
 Revenue Bonds
 Cedars-Sinai Medical Center
 Series 2009
 08-15-39                            5.00               750,000               710,235
California Health Facilities Financing Authority
 Revenue Bonds
 Providence Health & Services
 Series 2009B
 10-01-39                            5.50               750,000               779,235
California Health Facilities Financing Authority
 Revenue Bonds
 St. Joseph Health System
 Series 2009A
 07-01-29                            5.50               700,000               722,470
California Municipal Finance Authority
 Revenue Bonds
 Community Hospital Center
 Series 2009
 02-01-39                            5.50               750,000               662,415
California Statewide Communities Development Authority
 Revenue Bonds
 John Muir Health
 Series 2006A
 08-15-32                            5.00               550,000               522,962
California Statewide Communities Development Authority
 Revenue Bonds
 Sutter Health
 Series 2002B
 08-15-42                            5.63               500,000               501,225
Palomar Pomerado Health
 Certificate of Participation
 Series 2009
 11-01-39                            6.75               350,000               361,736
Washington Township Health Care District
 Revenue Bonds
 Series 1999
 07-01-29                            5.25             1,500,000             1,445,324
                                                                      ---------------
Total                                                                       6,720,792
-------------------------------------------------------------------------------------

HOUSING -- SINGLE FAMILY (7.6%)
California Housing Finance Agency
 Revenue Bonds
 Multifamily Housing III
 Series 1999A A.M.T.
 02-01-36                            5.38             2,280,000             2,110,733
California Housing Finance Authority
 Revenue Bonds
 Series 1997B-3 A.M.T.
 08-01-28                            5.40               510,000               510,122
                                                                      ---------------
Total                                                                       2,620,855
-------------------------------------------------------------------------------------

LEASE (8.0%)
Los Angeles Municipal Improvement Corporation
 Revenue Bonds
 Cap Equipment
 Series 2008A
 09-01-24                            5.00             1,000,000             1,031,840
Modesto Irrigation District
 Certificate of Participation
 Refunding & Capital Improvements Bonds
 Series 1999B
 07-01-22                            5.30             1,740,000             1,745,203
                                                                      ---------------
Total                                                                       2,777,043
-------------------------------------------------------------------------------------

MISCELLANEOUS REVENUE (2.4%)
Golden State Tobacco Securitization Corporation
 Asset-backed Revenue Bonds
 Series 2007A-1
 06-01-47                            5.13             1,300,000               828,789
-------------------------------------------------------------------------------------

SALES OR USE TAX (3.4%)
Puerto Rico Highway & Transportation Authority
 Prerefunded Revenue Bonds
 Series 1996Y
 07-01-36                            5.50             1,000,000(b)          1,192,320
-------------------------------------------------------------------------------------

SCHOOL (4.6%)
Lakeside Union Elementary School District
 Unlimited General Obligation Bonds
 Series 2009
 08-01-33                            5.00             1,590,000             1,606,441
-------------------------------------------------------------------------------------

SPECIAL DISTRICT -- ASSESSMENT (3.0%)
Palmdale Civic Authority
 Refunding Revenue Bonds
 Redevelopment Project #1
 Series 2009A
 07-01-27                            6.00             1,000,000             1,037,240
-------------------------------------------------------------------------------------

SPECIAL DISTRICT -- TAX ALLOCATION (4.2%)
Bakersfield Redevelopment Agency
 Tax Allocation Bonds
 Old Town Kern Pioneer
 Series 2009A
 08-01-29                            7.50               340,000               334,169


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
28  SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Seligman California Municipal High-Yield Fund

MUNICIPAL BONDS (CONTINUED)
ISSUE                               COUPON           PRINCIPAL
DESCRIPTION(c,d)                     RATE              AMOUNT                VALUE(a)
SPECIAL DISTRICT -- TAX ALLOCATION (CONT.)
Bakersfield Redevelopment Agency
 Tax Allocation Bonds
 Southeast Bakersfield
 Series 2009B
 08-01-29                            7.25%             $200,000              $201,046
Folsom Redevelopment Agency
 Tax Allocation Bonds
 Central Folsom Redevelopment Project
 Series 2009
 08-01-29                            5.13               200,000               193,436
 08-01-36                            5.50               200,000               195,898
San Francisco City & County Redevelopment Agency
 Tax Allocation Bonds
 Mission Bay South Redevelopment
 Series 2009D
 08-01-29                            6.38               500,000               521,910
                                                                      ---------------
Total                                                                       1,446,459
-------------------------------------------------------------------------------------

SPECIAL DISTRICT -- TAX INCREMENT (2.1%)
San Francisco City & County Redevelopment Agency
 Tax Allocation Bonds
 Redevelopment Projects
 Series 2009B
 08-01-28                            6.13               700,000               737,289
-------------------------------------------------------------------------------------

STATE (12.2%)
State of California
 Unlimited General Obligation Bonds
 Series 2008
 08-01-34                            5.00               500,000               465,380
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2005
 03-01-32                            5.00             1,000,000               942,800
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2009
 04-01-25                            5.63               500,000               518,395
 04-01-31                            5.75               750,000               776,625
 04-01-38                            6.00               500,000               525,160
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2010
 03-01-40                            5.50             1,000,000               992,690
                                                                      ---------------
Total                                                                       4,221,050
-------------------------------------------------------------------------------------

TOLL ROAD (4.1%)
Foothill Eastern Transportation Corridor Agency
 Refunding Revenue Bonds
 Series 1999
 01-15-40                            5.75             1,500,000             1,434,090
-------------------------------------------------------------------------------------

WATER & SEWER (6.8%)
Los Angeles Department of Water & Power
 Revenue Bonds
 Power System
 Series 2009A
 07-01-24                            5.00             1,000,000             1,093,230
Orange County Water District
 Refunding Certificate of Participation
 Series 2009
 08-15-39                            5.00               750,000               756,660
San Diego Public Facilities Financing Authority
 Revenue Bonds
 Series 2009A
 05-15-34                            5.25               500,000               527,010
                                                                      ---------------
Total                                                                       2,376,900
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $33,768,276)                                                       $34,202,520
-------------------------------------------------------------------------------------





MONEY MARKET FUND (1.5%)
                                                       SHARES                VALUE(a)
JPMorgan Tax-Free Money Market Fund                   509,231                $509,231
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $509,231)                                                             $509,231
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $34,277,507)(f)                                                    $34,711,751
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. Municipal securities represented 3.93% of net assets at March 31, 2010.

(c) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA    --   ACA Financial Guaranty Corporation
     AGM    --   Assured Guaranty Municipal Corporation
     AMBAC  --   Ambac Assurance Corporation
     BHAC   --   Berkshire Hathaway Assurance Corporation
     BIG    --   Bond Investors Guarantee
     BNY    --   Bank of New York
     CGIC   --   Capital Guaranty Insurance Company
     CIFG   --   IXIS Financial Guaranty
     FGIC   --   Financial Guaranty Insurance Company
     FHA    --   Federal Housing Authority
     FHLMC  --   Federal Home Loan Mortgage Corporation
     FNMA   --   Federal National Mortgage Association
     GNMA   --   Government National Mortgage Association
     MGIC   --   Mortgage Guaranty Insurance Corporation
     NPFGC  --   National Public Finance Guarantee Corporation
     TCRS   --   Transferable Custodial Receipts
     XLCA   --   XL Capital Assurance




--------------------------------------------------------------------------------
                          SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT  29

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman California Municipal High-Yield Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)




(d)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.    --   Alternative Minimum Tax -- At March 31, 2010, the value
                    of securities subject to alternative minimum tax
                    represented 7.55% of net assets.
     B.A.N.    --   Bond Anticipation Note
     C.P.      --   Commercial Paper
     R.A.N.    --   Revenue Anticipation Note
     T.A.N.    --   Tax Anticipation Note
     T.R.A.N.  --   Tax & Revenue Anticipation Note
     V.R.      --   Variable Rate
     V.R.D.B.  --   Variable Rate Demand Bond
     V.R.D.N.  --   Variable Rate Demand Note


(e) At March 31, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $171,094. See Note 2 to the financial statements.

(f) At March 31, 2010, the cost of securities for federal income tax purposes was approximately $34,278,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                      $940,000
     Unrealized depreciation                                                      (506,000)
     -------------------------------------------------------------------------------------
     Net unrealized appreciation                                                  $434,000
     -------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
30  SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Seligman California Municipal High-Yield Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2010:

                                                                 FAIR VALUE AT MARCH 31, 2010
                                                --------------------------------------------------------------
                                                     LEVEL 1          LEVEL 2
                                                  QUOTED PRICES        OTHER          LEVEL 3
                                                    IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                     IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
--------------------------------------------------------------------------------------------------------------
Bonds
  Municipal Bonds                                        $--        $34,202,520         $--        $34,202,520
--------------------------------------------------------------------------------------------------------------
Total Bonds                                               --         34,202,520          --         34,202,520
--------------------------------------------------------------------------------------------------------------
Other
  Unaffiliated Money Market Fund(a)                  509,231                 --          --            509,231
--------------------------------------------------------------------------------------------------------------
Total Other                                          509,231                 --          --            509,231
--------------------------------------------------------------------------------------------------------------
Total                                               $509,231        $34,202,520         $--        $34,711,751
--------------------------------------------------------------------------------------------------------------


(a) Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2010.


--------------------------------------------------------------------------------
                          SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT  31

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman California Municipal High-Yield Fund



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330; and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.



--------------------------------------------------------------------------------
32  SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
Seligman California Municipal Quality Fund
MARCH 31, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


MUNICIPAL BONDS (97.8%)
ISSUE                               Coupon           Principal
DESCRIPTION(b,c)                     rate              amount                Value(a)
AIRPORT (5.4%)
County of Sacramento
 Revenue Bonds
 Series 2008A (AGM)
 07-01-25                            5.00%           $1,500,000            $1,567,935
County of Sacramento
 Revenue Bonds
 Series 2009B
 07-01-39                            5.75               550,000               587,521
                                                                      ---------------
Total                                                                       2,155,456
-------------------------------------------------------------------------------------

CITY (5.5%)
City of Berkeley
 Unlimited General Obligation Bonds
 Neighborhood Branch Measure
 Series 2009FF
 09-01-35                            5.00               975,000               991,712
City of Martinez
 Unlimited General Obligation Bonds
 Election of 2008
 Series 2009A
 08-01-34                            5.00             1,200,000             1,236,936
                                                                      ---------------
Total                                                                       2,228,648
-------------------------------------------------------------------------------------

COLLEGE (17.3%)
California Educational Facilities Authority
 Revenue Bonds
 Loyola Marymount University
 Series 2010A
 10-01-40                            5.13               225,000               224,483
California Educational Facilities Authority
 Revenue Bonds
 Pepperdine University
 Series 1999A
 11-01-29                            5.00             2,000,000             2,008,659
California Educational Facilities Authority
 Revenue Bonds
 Scripps College
 Series 2007 (NPFGC)
 11-01-25                            5.00             1,315,000             1,354,240
California State University
 Revenue Bonds
 Systemwide
 Series 2007A (AGM)
 11-01-27                            5.00             1,750,000             1,826,230
University of California
 Revenue Bonds
 Series 2008L
 05-15-26                            5.00             1,500,000             1,594,965
                                                                      ---------------
Total                                                                       7,008,577
-------------------------------------------------------------------------------------

ELECTRIC (12.1%)
Anaheim Public Financing Authority
 Revenue Bonds
 Anaheim Electric Systems Distribution
 Series 2009
 10-01-25                            5.00             1,500,000             1,588,019
City of Redding
 Certificate of Participation
 Series 2008A (AGM)
 06-01-27                            5.00               865,000               877,690
City of Riverside
 Revenue Bonds
 Series 2008D (AGM)
 10-01-28                            5.00             1,325,000             1,360,060
Sacramento Municipal Utility District
 Refunding Revenue Bonds
 Series 2004T (NPFGC/FGIC)
 05-15-24                            5.25               500,000               516,220
Southern California Public Power Authority
 Revenue Bonds
 Milford Wind Corridor Project
 Series 2010-1
 07-01-30                            5.00               500,000               509,630
                                                                      ---------------
Total                                                                       4,851,619
-------------------------------------------------------------------------------------

HEALTH CARE -- HOSPITAL (16.7%)
California Health Facilities Financing Authority
 Revenue Bonds
 Adventist Health System West
 Series 2009A
 09-01-39                            5.75             1,000,000             1,015,190
California Health Facilities Financing Authority
 Revenue Bonds
 Cedars-Sinai Medical Center
 Series 2009
 08-15-39                            5.00               900,000               852,282
California Health Facilities Financing Authority
 Revenue Bonds
 Providence Health & Services
 Series 2009B
 10-01-39                            5.50               800,000               831,184
California Health Facilities Financing Authority
 Revenue Bonds
 Scripps Health
 Series 2010A
 11-15-36                            5.00               750,000               729,518
California Health Facilities Financing Authority
 Revenue Bonds
 St. Joseph Health System
 Series 2009A
 07-01-29                            5.50               800,000               825,680
California Statewide Communities Development Authority
 Revenue Bonds
 John Muir Health
 Series 2009
 07-01-39                            5.13               500,000               478,440
California Statewide Communities Development Authority
 Revenue Bonds
 Kaiser Permanente
 Series 2002A
 11-01-32                            5.50             2,000,000             2,008,480
                                                                      ---------------
Total                                                                       6,740,774
-------------------------------------------------------------------------------------

LEASE (11.6%)
Eastern Municipal Water District
 Certificate of Participation
 Series 1991 (NPFGC/FGIC)
 07-01-12                            6.75             1,935,000             2,052,377
Modesto Irrigation District
 Certificate of Participation
 Capital Improvements
 Series 2009A
 10-01-29                            5.75             1,500,000             1,623,660
San Mateo County Board of Education
 Refunding Certificate of Participation
 Series 2009
 06-01-35                            5.25             1,000,000             1,008,610
                                                                      ---------------
Total                                                                       4,684,647
-------------------------------------------------------------------------------------

MISCELLANEOUS REVENUE (1.0%)
California Infrastructure & Economic Development Bank
 Revenue Bonds
 Walt Disney Family Museum
 Series 2008
 02-01-33                            5.25               400,000               403,804
-------------------------------------------------------------------------------------

SALES OR USE TAX (3.8%)
San Francisco Bay Area Rapid Transit District
 Unrefunded Revenue Bonds
 Series 1998 (AMBAC)
 07-01-28                            5.00             1,530,000             1,537,910
-------------------------------------------------------------------------------------

SCHOOL (3.7%)
California Statewide Communities Development Authority
 Revenue Bonds
 Polytechnic School
 Series 2009
 12-01-34                            5.00               735,000               727,753
Los Angeles Unified School District
 Unlimited General Obligation Bonds
 Series 2009D
 01-01-34                            5.00               750,000               757,132
                                                                      ---------------
Total                                                                       1,484,885
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                          SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT  33

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman California Municipal Quality Fund

MUNICIPAL BONDS (CONTINUED)
ISSUE                               COUPON           PRINCIPAL
DESCRIPTION(b,c)                     RATE              AMOUNT                VALUE(a)
SPECIAL DISTRICT -- ASSESSMENT (2.6%)
Palmdale Civic Authority
 Refunding Revenue Bonds
 Redevelopment Project #1
 Series 2009A
 07-01-27                            6.00%           $1,000,000            $1,037,240
-------------------------------------------------------------------------------------

SPECIAL DISTRICT -- TAX INCREMENT (1.4%)
San Francisco City & County Redevelopment Agency
 Tax Allocation Bonds
 Mission Bay North Redevelopment
 Series 2009C
 08-01-29                            6.00               535,000               544,892
-------------------------------------------------------------------------------------

STATE (1.4%)
State of California
 Unlimited General Obligation Refunding Bonds
 Series 2009A
 07-01-21                            5.25               500,000               545,675
-------------------------------------------------------------------------------------

WATER & SEWER (15.3%)
California State Department of Water Resources
 Revenue Bonds
 Central Valley Project
 Series 2008AE
 12-01-27                            5.00             1,000,000             1,070,470
Los Angeles Department of Water & Power
 Revenue Bonds
 Series 2001A
 07-01-41                            5.13             1,000,000             1,005,410
Orange County Water District
 Refunding Certificate of Participation
 Series 2009
 08-15-39                            5.00             1,000,000             1,008,880
Sacramento Regional County Sanitation District
 Refunding Revenue Bonds
 Series 2001 (AMBAC)
 12-01-27                            5.00             2,000,000             2,009,980
San Diego Public Facilities Financing Authority
 Revenue Bonds
 Series 2009A
 05-15-34                            5.25             1,000,000             1,054,020
                                                                      ---------------
Total                                                                       6,148,760
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $38,270,976)                                                       $39,372,887
-------------------------------------------------------------------------------------






MUNICIPAL NOTES (0.5%)
                                           AMOUNT
ISSUE                         EFFECTIVE    PAYABLE
DESCRIPTION(B,C,D)              YIELD     MATURITY          VALUE(a)
City of Irvine
 Limited Obligation Special
 Assessment Bonds
 District #93-14 V.R.D.N.
 Series 2000 (Bank of
 America) 09-02-25                0.26%    $200,000         $200,000
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL NOTES
(Cost: $200,000)                                            $200,000
-------------------------------------------------------------------------------------





MONEY MARKET FUND (0.5%)
                                                       SHARES                VALUE(a)
JPMorgan Tax-Free Money Market Fund                   194,770                $194,770
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $194,770)                                                             $194,770
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $38,665,746)(e)                                                    $39,767,657
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA    --   ACA Financial Guaranty Corporation
     AGM    --   Assured Guaranty Municipal Corporation
     AMBAC  --   Ambac Assurance Corporation
     BHAC   --   Berkshire Hathaway Assurance Corporation
     BIG    --   Bond Investors Guarantee
     BNY    --   Bank of New York
     CGIC   --   Capital Guaranty Insurance Company
     CIFG   --   IXIS Financial Guaranty
     FGIC   --   Financial Guaranty Insurance Company
     FHA    --   Federal Housing Authority
     FHLMC  --   Federal Home Loan Mortgage Corporation
     FNMA   --   Federal National Mortgage Association
     GNMA   --   Government National Mortgage Association
     MGIC   --   Mortgage Guaranty Insurance Corporation
     NPFGC  --   National Public Finance Guarantee Corporation
     TCRS   --   Transferable Custodial Receipts
     XLCA   --   XL Capital Assurance


(c)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.     --   Alternative Minimum Tax
     B.A.N.     --   Bond Anticipation Note
     C.P.       --   Commercial Paper
     R.A.N.     --   Revenue Anticipation Note
     T.A.N.     --   Tax Anticipation Note
     T.R.A.N.   --   Tax & Revenue Anticipation Note
     V.R.       --   Variable Rate
     V.R.D.B.   --   Variable Rate Demand Bond
     V.R.D.N.   --   Variable Rate Demand Note




--------------------------------------------------------------------------------
34  SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Seligman California Municipal Quality Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)




(d) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on March 31, 2010.

(e) At March 31, 2010, the cost of securities for federal income tax purposes was approximately $38,666,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $1,243,000
     Unrealized depreciation                                                       (141,000)
     --------------------------------------------------------------------------------------
     Net unrealized appreciation                                                 $1,102,000
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                          SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT  35

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman California Municipal Quality Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2010:

                                                                          FAIR VALUE AT MARCH 31, 2010
                                                         --------------------------------------------------------------
                                                              LEVEL 1          LEVEL 2
                                                           QUOTED PRICES        OTHER          LEVEL 3
                                                             IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                            MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                              IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
-----------------------------------------------------------------------------------------------------------------------
Bonds
  Municipal Bonds                                                 $--        $39,372,887         $--        $39,372,887
-----------------------------------------------------------------------------------------------------------------------
Total Bonds                                                        --         39,372,887          --         39,372,887
-----------------------------------------------------------------------------------------------------------------------
Other
  Municipal Notes                                                  --            200,000          --            200,000
  Unaffiliated Money Market Fund(a)                           194,770                 --          --            194,770
-----------------------------------------------------------------------------------------------------------------------
Total Other                                                   194,770            200,000          --            394,770
-----------------------------------------------------------------------------------------------------------------------
Total                                                        $194,770        $39,572,887         $--        $39,767,657
-----------------------------------------------------------------------------------------------------------------------


(a) Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2010.



--------------------------------------------------------------------------------
36  SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Seligman California Municipal Quality Fund



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330; and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
                          SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT  37

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
Seligman Minnesota Municipal Fund
MARCH 31, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


MUNICIPAL BONDS (98.5%)
ISSUE                               COUPON           PRINCIPAL
DESCRIPTION(c,d)                     RATE              AMOUNT                VALUE(a)
AIRPORT (0.7%)
Minneapolis-St. Paul Metropolitan Airports Commission
 Refunding Revenue Bonds
 Series 2009B A.M.T.
 01-01-22                            5.00%              $480,000             $481,987
-------------------------------------------------------------------------------------

CITY (2.4%)
City of Minneapolis
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2009-2
 12-01-16                            5.00              1,000,000            1,067,370
City of Moorhead
 Unlimited General Obligation Bonds
 Flood Mitigation
 Series 2009B
 02-01-29                            4.50                500,000              499,340
                                                                      ---------------
Total                                                                       1,566,710
-------------------------------------------------------------------------------------

COLLEGE (15.5%)
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 Bethel University
 Sixth Series 2007R
 05-01-23                            5.50                275,000              273,466
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. Catherine's College
 Series 2002-5-N1
 10-01-32                            5.38              1,000,000              966,460
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. John's University
 6th Series 2005G
 10-01-22                            5.00              3,500,000            3,644,095
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. Olaf College
 Series 2007O
 10-01-22                            5.00              3,040,000            3,185,008
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 University of St. Thomas
 6th Series 2009X
 04-01-39                            5.25              1,100,000            1,121,274
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 University of St. Thomas
 Series 2009-7A
 10-01-39                            5.00              1,000,000            1,007,520
                                                                      ---------------
Total                                                                      10,197,823
-------------------------------------------------------------------------------------

COUNTY (4.8%)
County of Anoka
 Unlimited General Obligation Bonds
 Capital Improvements
 Series 2008A
 02-01-23                            5.00              1,000,000            1,094,630
Dakota County Community Development Authority
 Unlimited General Obligation Bonds
 Senior Housing Facility
 Series 2001
 01-01-19                            5.25              2,000,000            2,062,920
                                                                      ---------------
Total                                                                       3,157,550
-------------------------------------------------------------------------------------

ELECTRIC (13.8%)
Minnesota Municipal Power Agency
 Revenue Bonds
 Series 2005
 10-01-30                            5.00                500,000              508,650
Northern Municipal Power Agency
 Revenue Bonds
 Series 2007A (AMBAC)
 01-01-26                            5.00              1,000,000            1,042,310
Northern Municipal Power Agency
 Revenue Bonds
 Series 2008A (Assured Guaranty)
 01-01-21                            5.00              1,000,000            1,068,080
Puerto Rico Electric Power Authority
 Revenue Bonds
 Series 2010XX
 07-01-40                            5.25                300,000(b,g)         295,944
Southern Minnesota Municipal Power Agency
 Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1994A (NPFGC)
 01-01-26                            5.01              5,000,000(e)         2,394,400
Western Minnesota Municipal Power Agency
 Revenue Bonds
 Series 1977A
 Escrowed to Maturity
 01-01-16                            6.38              3,280,000            3,781,610
                                                                      ---------------
Total                                                                       9,090,994
-------------------------------------------------------------------------------------

HEALTH CARE -- HOSPITAL (26.5%)
City of Breckenridge
 Revenue Bonds
 Catholic Health Initiatives
 Series 2004A
 05-01-30                            5.00                775,000              786,106
City of Maple Grove
 Revenue Bonds
 Maple Grove Hospital Corporation
 Series 2007
 05-01-37                            5.25                750,000              709,598
City of Rochester
 Revenue Bonds
 Mayo Clinic
 Series 2008D
 11-15-38                            5.00              1,000,000(g)         1,019,050
City of Shakopee
 Revenue Bonds
 St. Francis Regional Medical Center
 Series 2004
 09-01-25                            5.10              2,000,000            1,900,919
City of St. Cloud
 Revenue Bonds
 Centracare Health System
 Series 2010A
 05-01-30                            5.13              1,000,000              985,770
City of St. Cloud
 Revenue Bonds
 St. Cloud Hospital Obligation Group
 Series 2000A (AGM)
 05-01-30                            5.88              3,750,000            3,789,787
City of St. Louis Park
 Refunding Revenue Bonds
 Park Nicollet Health Services
 Series 2009
 07-01-39                            5.75              1,500,000            1,491,435
Minneapolis & St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Children's Healthcare Facilities
 Series 2010A
 08-15-35                            5.25              1,000,000            1,003,110
Minnesota Agricultural & Economic Development Board
 Unrefunded Revenue Bonds
 Evangelical
 Series 1997 (AMBAC)
 12-01-22                            5.15              1,175,000            1,175,047
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Allina Health Systems
 Series 2009A-1
 11-15-29                            5.25              1,250,000            1,253,663
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Gillette Children's Specialty
 Series 2009
 02-01-27                            5.00              1,300,000            1,252,615
 02-01-29                            5.00                525,000              504,525
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 HealthPartners Obligation Group Project
 Series 2006
 05-15-36                            5.25              1,500,000            1,376,415


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
38  SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Seligman Minnesota Municipal Fund

MUNICIPAL BONDS (CONTINUED)
ISSUE                               COUPON           PRINCIPAL
DESCRIPTION(c,d)                     RATE              AMOUNT                VALUE(a)
HEALTH CARE -- HOSPITAL (CONT.)
Staples United Hospital District
 Unlimited General Obligation Bonds
 Health Care Facilities-Lakewood
 Series 2004
 12-01-34                            5.00%              $250,000             $252,260
                                                                      ---------------
Total                                                                      17,500,300
-------------------------------------------------------------------------------------

HOUSING -- MULTI-FAMILY (1.5%)
Minnesota Housing Finance Agency
 Revenue Bonds
 Series 2009
 01-01-40                            5.10              1,000,000            1,007,990
-------------------------------------------------------------------------------------

HOUSING -- SINGLE FAMILY (1.5%)
Minnesota Housing Finance Authority
 Revenue Bonds
 Residential Housing Finance
 Series 2008A
 07-01-23                            4.65                990,000            1,012,899
-------------------------------------------------------------------------------------

LEASE (2.3%)
Minnetrista Economic Development Authority
 Revenue Bonds
 Series 2009A
 02-01-28                            4.50                285,000              286,650
 02-01-29                            4.63                200,000              202,032
 02-01-31                            4.75                400,000              405,568
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Parking Facility -- RiverCenter Parking Ramp
 Series 2009
 05-01-24                            4.50                580,000              602,336
                                                                      ---------------
Total                                                                       1,496,586
-------------------------------------------------------------------------------------

MISCELLANEOUS REVENUE (6.1%)
State of Minnesota
 Revenue Bonds
 Series 2000
 06-01-30                            6.00              4,000,000            4,022,360
-------------------------------------------------------------------------------------

SCHOOL (5.5%)
Hopkins Independent School District No. 270
 Unlimited General Obligation Bonds
 Series 2009B
 (School District Credit Enhancement Program)
 02-01-27                            4.00              1,500,000            1,489,035
Rocori Area Schools Independent School District #750
 Unlimited General Obligation Bonds
 School Building
 Series 2009B
 (School District Credit Enhancement Program)
 02-01-34                            4.75              2,100,000            2,150,106
                                                                      ---------------
Total                                                                       3,639,141
-------------------------------------------------------------------------------------

SPECIAL PURPOSE CERTIFICATES -- GENERAL OBLIGATIONS (6.5%)
Metropolitan Council Minneapolis-St. Paul Area
 Unlimited General Obligation Refunding Bonds
 Waste Water
 Series 2005B
 05-01-25                            5.00              4,000,000            4,268,840
-------------------------------------------------------------------------------------

WATER & SEWER (11.4%)
City of Rochester
 Unlimited General Obligation Bonds
 Waste Water
 Series 2004A
 02-01-25                            5.00              3,305,000            3,523,395
City of St. Paul
 Revenue Bonds
 Series 2009C
 12-01-28                            4.00              1,270,000            1,258,392
Minnesota Public Facilities Authority
 Revenue Bonds
 Series 2005A
 03-01-19                            5.00              2,480,000            2,724,875
                                                                      ---------------
Total                                                                       7,506,662
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $62,920,332)                                                       $64,949,842
-------------------------------------------------------------------------------------



MUNICIPAL NOTES (2.0%)
                                                       AMOUNT
ISSUE                              EFFECTIVE         PAYABLE AT
DESCRIPTION(c,d,f)                   YIELD            MATURITY               VALUE(a)
Minneapolis & St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Allina Health Systems
 V.R.D.N. Series 2009B-1 (JP Morgan Chase Bank)
 11-15-35                            0.32%            $1,000,000           $1,000,000
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. Olaf College
 V.R.D.N. 5th Series 2000H (Harris Trust & Savings Bank)
 10-01-30                            0.32                300,000              300,000
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL NOTES
(Cost: $1,300,000)                                                         $1,300,000
-------------------------------------------------------------------------------------





MONEY MARKET FUND (0.2%)
                                                       SHARES                VALUE(a)
JPMorgan Tax-Free Money Market Fund                   158,892                $158,892
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $158,892)                                                             $158,892
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $64,379,224)(h)                                                    $66,408,734
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. Municipal securities represented 0.45% of net assets at March 31, 2010.


--------------------------------------------------------------------------------
                          SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT  39

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman Minnesota Municipal Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)




(c) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA    --   ACA Financial Guaranty Corporation
     AGM    --   Assured Guaranty Municipal Corporation
     AMBAC  --   Ambac Assurance Corporation
     BHAC   --   Berkshire Hathaway Assurance Corporation
     BIG    --   Bond Investors Guarantee
     BNY    --   Bank of New York
     CGIC   --   Capital Guaranty Insurance Company
     CIFG   --   IXIS Financial Guaranty
     FGIC   --   Financial Guaranty Insurance Company
     FHA    --   Federal Housing Authority
     FHLMC  --   Federal Home Loan Mortgage Corporation
     FNMA   --   Federal National Mortgage Association
     GNMA   --   Government National Mortgage Association
     MGIC   --   Mortgage Guaranty Insurance Corporation
     NPFGC  --   National Public Finance Guarantee Corporation
     TCRS   --   Transferable Custodial Receipts
     XLCA   --   XL Capital Assurance


(d)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.    --   Alternative Minimum Tax -- At March 31, 2010, the value
                    of securities subject to alternative minimum tax
                    represented 0.73% of net assets.
     B.A.N.    --   Bond Anticipation Note
     C.P.      --   Commercial Paper
     R.A.N.    --   Revenue Anticipation Note
     T.A.N.    --   Tax Anticipation Note
     T.R.A.N.  --   Tax & Revenue Anticipation Note
     V.R.      --   Variable Rate
     V.R.D.B.  --   Variable Rate Demand Bond
     V.R.D.N.  --   Variable Rate Demand Note


(e) For zero coupons, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(f) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on March 31, 2010.

(g) At March 31, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $1,314,764. See Note 2 to the financial statements.

(h) At March 31, 2010, the cost of securities for federal income tax purposes was approximately $64,379,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $2,125,000
     Unrealized depreciation                                                        (95,000)
     --------------------------------------------------------------------------------------
     Net unrealized appreciation                                                 $2,030,000
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
40  SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Seligman Minnesota Municipal Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2010:

                                                                 FAIR VALUE AT MARCH 31, 2010
                                                --------------------------------------------------------------
                                                     LEVEL 1          LEVEL 2
                                                  QUOTED PRICES        OTHER          LEVEL 3
                                                    IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                     IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
--------------------------------------------------------------------------------------------------------------
Bonds
  Municipal Bonds                                        $--        $64,949,842         $--        $64,949,842
--------------------------------------------------------------------------------------------------------------
Total Bonds                                               --         64,949,842          --         64,949,842
--------------------------------------------------------------------------------------------------------------
Other
  Municipal Notes                                         --          1,300,000          --          1,300,000
  Unaffiliated Money Market Fund(a)                  158,892                 --          --            158,892
--------------------------------------------------------------------------------------------------------------
Total Other                                          158,892          1,300,000          --          1,458,892
--------------------------------------------------------------------------------------------------------------
Total                                               $158,892        $66,249,842         $--        $66,408,734
--------------------------------------------------------------------------------------------------------------


(a) Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2010.



--------------------------------------------------------------------------------
                          SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT  41

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman Minnesota Municipal Fund



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330; and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
42  SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
Seligman New York Municipal Fund
MARCH 31, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


MUNICIPAL BONDS (98.2%)
ISSUE                               COUPON           PRINCIPAL
DESCRIPTION(b,c)                     RATE              AMOUNT                VALUE(a)
CITY (5.5%)
City of New York
 Prerefunded Unlimited General Obligation Bonds
 Series 2000A
 05-15-30                            6.00%           $2,900,000            $2,949,271
City of New York
 Unlimited General Obligation Bonds
 Sub Series 2009I-1
 04-01-27                            5.13             1,500,000             1,600,785
City of New York
 Unrefunded Unlimited General Obligation Bonds
 Series 1995C
 08-15-24                            7.25                 5,000                 5,024
City of New York
 Unrefunded Unlimited General Obligation Bonds
 Series 2000A
 05-15-30                            6.00                25,000                25,346
                                                                      ---------------
Total                                                                       4,580,426
-------------------------------------------------------------------------------------

COLLEGE (27.5%)
Nassau County Industrial Development Agency
 Refunding Revenue Bonds
 New York Institute of Technology Project
 Series 2000A
 03-01-26                            4.75               725,000               705,237
New York State Dormitory Authority
 Revenue Bonds
 Brooklyn Law School
 Series 2003B (XLCA)
 07-01-30                            5.13             1,000,000               999,290
New York State Dormitory Authority
 Revenue Bonds
 Cornell University
 Series 2006A
 07-01-35                            5.00             1,000,000             1,042,950
New York State Dormitory Authority
 Revenue Bonds
 Cornell University
 Series 2009A
 07-01-27                            5.00             2,500,000             2,719,774
New York State Dormitory Authority
 Revenue Bonds
 Manhattan Marymount College
 Series 2009
 07-01-29                            5.25             1,000,000               989,170
New York State Dormitory Authority
 Revenue Bonds
 Mount Sinai School of Medicine
 Series 2009
 07-01-39                            5.13             1,000,000               997,660
New York State Dormitory Authority
 Revenue Bonds
 New York University
 Series 2007A (AMBAC)
 07-01-24                            5.00             2,000,000             2,123,379
New York State Dormitory Authority
 Revenue Bonds
 North Shore-Long Island Jewish
 Series 2009A
 05-01-37                            5.50             1,250,000             1,265,088
New York State Dormitory Authority
 Revenue Bonds
 Pratt Institute
 Series 2009C
 07-01-39                            5.13             1,000,000             1,034,550
New York State Dormitory Authority
 Revenue Bonds
 Rockefeller University
 Series 2009A
 07-01-27                            4.75               600,000               648,450
New York State Dormitory Authority
 Revenue Bonds
 Rockefeller University
 Series 2009C
 07-01-40                            5.00             1,500,000             1,582,859
New York State Dormitory Authority
 Revenue Bonds
 St. John's University
 Series 2007A (NPFGC)
 07-01-32                            5.25             1,000,000             1,029,050
New York State Dormitory Authority
 Revenue Bonds
 St. John's University
 Series 2007C (NPFGC)
 07-01-26                            5.25             1,205,000             1,293,869
New York State Dormitory Authority
 Revenue Bonds
 University of Rochester
 Series 2009A
 07-01-39                            5.13             1,350,000             1,397,669
New York State Dormitory Authority
 Revenue Bonds
 Yeshiva University
 Series 2001 (AMBAC)
 07-01-30                            5.00             1,250,000             1,255,013
New York State Dormitory Authority
 Revenue Bonds
 Yeshiva University
 Series 2009
 09-01-38                            5.00               500,000               513,585
Rensselaer County Industrial Development Agency
 Revenue Bonds
 Polytechnic Institute Dorm Project
 Series 1999A
 08-01-29                            5.13             1,000,000             1,000,500
Town of Hempstead Local Development Corporation
 Revenue Bonds
 Molloy College Project
 Series 2009
 07-01-39                            5.75             1,200,000             1,200,732
Yonkers Industrial Development Agency
 Revenue Bonds
 Sarah Lawrence College Project
 Series 2001A
 06-01-29                            6.00             1,000,000             1,034,810
                                                                      ---------------
Total                                                                      22,833,635
-------------------------------------------------------------------------------------

COUNTY (2.4%)
County of Suffolk
 Unlimited General Obligation Public Improvement Bonds
 Series 2009A
 05-15-26                            4.25             2,000,000             2,024,080
-------------------------------------------------------------------------------------

ELECTRIC (0.5%)
Puerto Rico Electric Power Authority
 Revenue Bonds
 Series 2010XX
 07-01-40                            5.25               400,000(e,f)          394,592
-------------------------------------------------------------------------------------

HEALTH CARE -- HOSPITAL (5.7%)
New York State Dormitory Authority
 Revenue Bonds
 Mental Health Services Facilities Improvements
 Series 2007C (AGM)
 08-15-26                            5.00             2,000,000             2,098,200
New York State Dormitory Authority
 Revenue Bonds
 Mental Health Services Facilities Improvements
 Series 2009
 02-15-18                            5.50             1,000,000             1,133,300
New York State Dormitory Authority
 Revenue Bonds
 Vassar Brothers Hospital
 Series 1997 (AGM)
 07-01-25                            5.38             1,500,000             1,504,185
                                                                      ---------------
Total                                                                       4,735,685
-------------------------------------------------------------------------------------

HEALTH CARE -- NURSING HOME (2.8%)
New York State Housing Finance Agency
 Revenue Bonds
 Phillips Village Housing Project
 Series 1994A (FHA) A.M.T.
 08-15-17                            7.75             2,295,000             2,319,511
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                          SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT  43

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman New York Municipal Fund

MUNICIPAL BONDS (CONTINUED)
ISSUE                               COUPON           PRINCIPAL
DESCRIPTION(b,c)                     RATE              AMOUNT                VALUE(a)
HOUSING -- MULTI-FAMILY (0.9%)
New York City Housing Development Corporation
 Revenue Bonds
 Series 2009M
 11-01-45                            5.15%             $750,000              $753,750
-------------------------------------------------------------------------------------

HOUSING -- SINGLE FAMILY (0.8%)
New York Mortgage Agency
 Revenue Bonds
 Homeowners Mortgage
 Series 1998-69 A.M.T.
 10-01-28                            5.50               425,000               425,149
New York Mortgage Agency
 Revenue Bonds
 Series 1999-82 A.M.T.
 04-01-30                            5.65               245,000               245,103
                                                                      ---------------
Total                                                                         670,252
-------------------------------------------------------------------------------------

INDUSTRIAL-POLLUTION -- IDR (6.6%)
New York Liberty Development Corporation
 Revenue Bonds
 Goldman Sachs Headquarters
 Series 2005
 10-01-35                            5.25             1,500,000             1,510,530
New York State Energy Research & Development Authority
 Revenue Bonds
 Brooklyn Union Gas Company Project
 Series 1996 (NPFGC)
 01-01-21                            5.50             4,000,000             4,013,560
                                                                      ---------------
Total                                                                       5,524,090
-------------------------------------------------------------------------------------

INDUSTRIAL-POLLUTION -- PCR (2.6%)
Onondaga County Industrial Development Agency
 Revenue Bonds
 Bristol-Meyers Squibb Company Project
 Series 1994 A.M.T.
 03-01-24                            5.75             2,000,000             2,167,860
-------------------------------------------------------------------------------------

LEASE (4.5%)
Erie County Industrial Development Agency
 Revenue Bonds
 Buffalo City School District
 Series 2009A
 05-01-31                            5.00             1,500,000             1,553,100
New York Local Government Assistance Corporation
 Refunding Revenue Bonds
 Sr Lien
 Series 2007A
 04-01-19                            5.00             2,000,000             2,223,520
                                                                      ---------------
Total                                                                       3,776,620
-------------------------------------------------------------------------------------

MISCELLANEOUS REVENUE (6.1%)
Metropolitan Transportation Authority
 Refunding Revenue Bond
 Series 2002A
 01-01-29                            5.13             2,950,000             2,996,404
New York City Trust for Cultural Resources
 Revenue Bonds
 Museum of Modern Art
 Series 2001D (AMBAC)
 07-01-31                            5.13             1,000,000             1,016,170
New York State Dormitory Authority
 Revenue Bonds
 School Districts Financing Program
 Series 2009C
 10-01-36                            5.13             1,000,000             1,029,950
                                                                      ---------------
Total                                                                       5,042,524
-------------------------------------------------------------------------------------

PORT DISTRICT (3.2%)
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 93rd
 Series 1994
 06-01-94                            6.13             2,250,000             2,624,625
-------------------------------------------------------------------------------------

SALES OR USE TAX (2.2%)
Nassau County Interim Finance Authority
 Revenue Bonds
 Secured Sales Tax
 Series 2009A
 11-15-24                            5.00               250,000               275,835
New York City Transitional Finance Authority
 Unrefunded Revenue Bonds
 Secured Future Tax
 Series 2001B
 05-01-30                            5.00             1,500,000             1,527,570
                                                                      ---------------
Total                                                                       1,803,405
-------------------------------------------------------------------------------------

SPECIAL DISTRICT -- SPECIAL TAX (12.0%)
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2009B
 11-15-34                            5.00             2,000,000             2,082,059
New York City Transitional Finance Authority
 Revenue Bonds
 Fiscal 2009
 Series 2009S-3
 01-15-22                            5.00             1,000,000             1,068,770
New York City Transitional Finance Authority
 Subordinated Revenue Bonds
 Secured Future Tax
 Series 2007B
 11-01-26                            5.00             1,035,000             1,104,842
New York State Dormitory Authority Revenue Bonds
 Education
 Series 2009A
 03-15-28                            5.00             1,545,000             1,654,293
New York State Dormitory Authority
 Revenue Bonds
 Series 2009A
 02-15-34                            5.00             1,400,000             1,472,632
New York State Housing Finance Agency
 Revenue Bonds
 Economic Development & Housing
 Series 2009A
 03-15-39                            5.00             1,000,000             1,050,040
New York State Urban Development Corporation
 Revenue Bonds
 State Personal Income Tax
 Series 2009B-1
 03-15-36                            5.00             1,500,000             1,564,860
                                                                      ---------------
Total                                                                       9,997,496
-------------------------------------------------------------------------------------

SPECIAL DISTRICT -- TAX INCREMENT (1.3%)
New York State Urban Development Corporation
 Prerefunded Revenue Bonds
 Personal Income Tax State Facilities
 Series 2002A
 03-15-32                            5.25             1,000,000             1,085,800
-------------------------------------------------------------------------------------

TOLL ROAD (6.9%)
New York State Thruway Authority
 Revenue Bonds
 Series 2005A (NPFGC)
 04-01-25                            5.00               500,000               523,795
New York State Thruway Authority
 Revenue Bonds
 Series 2005F (AMBAC)
 01-01-25                            5.00             2,600,000             2,686,294
Triborough Bridge & Tunnel Authority
 Prerefunded Revenue Bonds
 General Purpose
 Series 1999B
 01-01-30                            5.50             1,800,000             2,169,360
Triborough Bridge & Tunnel Authority
 Unfunded Revenue Bonds
 General Purpose
 Series 2001A
 01-01-32                            5.00               380,000               384,093
                                                                      ---------------
Total                                                                       5,763,542
-------------------------------------------------------------------------------------

WATER & SEWER (6.7%)
New York City Municipal Water Finance Authority
 Prerefunded Revenue Bonds
 Series 2000
 06-15-33                            5.50             2,000,000             2,041,460
New York City Municipal Water Finance Authority
 Refunding Revenue Bonds
 Series 2006C
 06-15-33                            4.75             1,440,000             1,446,048
New York City Municipal Water Finance Authority
 Revenue Bonds
 Series 2008CC
 06-15-34                            5.00             2,000,000             2,076,180
                                                                      ---------------
Total                                                                       5,563,688
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $78,017,017)                                                       $81,661,581
-------------------------------------------------------------------------------------





See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
44  SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Seligman New York Municipal Fund

MUNICIPAL NOTES (0.4%)
                                                       AMOUNT
ISSUE                              EFFECTIVE         PAYABLE AT
DESCRIPTION(b,c,d)                   YIELD            MATURITY               VALUE(a)
City of New York
 Unlimited General Obligation Bonds
 V.R.D.N. Sub Series 2005E-2 (Bank of America)
 08-01-34                            0.29%             $300,000              $300,000
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL NOTES
(Cost: $300,000)                                                             $300,000
-------------------------------------------------------------------------------------





MONEY MARKET FUND (0.3%)
                                                       SHARES                VALUE(a)
JPMorgan Tax-Free Money Market Fund                   267,952                $267,952
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $267,952)                                                             $267,952
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $78,584,969)(g)                                                    $82,229,533
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA    --   ACA Financial Guaranty Corporation
     AGM    --   Assured Guaranty Municipal Corporation
     AMBAC  --   Ambac Assurance Corporation
     BHAC   --   Berkshire Hathaway Assurance Corporation
     BIG    --   Bond Investors Guarantee
     BNY    --   Bank of New York
     CGIC   --   Capital Guaranty Insurance Company
     CIFG   --   IXIS Financial Guaranty
     FGIC   --   Financial Guaranty Insurance Company
     FHA    --   Federal Housing Authority
     FHLMC  --   Federal Home Loan Mortgage Corporation
     FNMA   --   Federal National Mortgage Association
     GNMA   --   Government National Mortgage Association
     MGIC   --   Mortgage Guaranty Insurance Corporation
     NPFGC  --   National Public Finance Guarantee Corporation
     TCRS   --   Transferable Custodial Receipts
     XLCA   --   XL Capital Assurance


(c)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.    --   Alternative Minimum Tax -- At March 31, 2010, the value
                    of securities subject to alternative minimum tax
                    represented 6.20% of net assets.
     B.A.N.    --   Bond Anticipation Note
     C.P.      --   Commercial Paper
     R.A.N.    --   Revenue Anticipation Note
     T.A.N.    --   Tax Anticipation Note
     T.R.A.N.  --   Tax & Revenue Anticipation Note
     V.R.      --   Variable Rate
     V.R.D.B.  --   Variable Rate Demand Bond
     V.R.D.N.  --   Variable Rate Demand Note


(d) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on March 31, 2010.

(e) At March 31, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $391,072. See Note 2 to the financial statements.

(f) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. Municipal securities represented 0.47% of net assets at March 31, 2010.

(g) At March 31, 2010, the cost of securities for federal income tax purposes was approximately $78,585,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $3,704,000
     Unrealized depreciation                                                        (59,000)
     --------------------------------------------------------------------------------------
     Net unrealized appreciation                                                 $3,645,000
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                          SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT  45

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman New York Municipal Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2010:

                                                                 FAIR VALUE AT MARCH 31, 2010
                                                --------------------------------------------------------------
                                                     LEVEL 1          LEVEL 2
                                                  QUOTED PRICES        OTHER          LEVEL 3
                                                    IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                     IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
--------------------------------------------------------------------------------------------------------------
Bonds
  Municipal Bonds                                        $--        $81,661,581         $--        $81,661,581
--------------------------------------------------------------------------------------------------------------
Total Bonds                                               --         81,661,581          --         81,661,581
--------------------------------------------------------------------------------------------------------------
Other
  Municipal Notes                                         --            300,000          --            300,000
  Unaffiliated Money Market Fund(a)                  267,952                 --          --            267,952
--------------------------------------------------------------------------------------------------------------
Total Other                                          267,952            300,000          --            567,952
--------------------------------------------------------------------------------------------------------------
Total                                               $267,952        $81,961,581         $--        $82,229,533
--------------------------------------------------------------------------------------------------------------


(a) Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2010.




--------------------------------------------------------------------------------
46  SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Seligman New York Municipal Fund

HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330; and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
                          SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT  47

STATEMENTS OF ASSETS AND LIABILITIES -------------------------------------------


                                                                                      SELIGMAN                  SELIGMAN
                                                             SELIGMAN           CALIFORNIA MUNICIPAL      CALIFORNIA MUNICIPAL
                                                        NATIONAL MUNICIPAL           HIGH-YIELD                  QUALITY
MARCH 31, 2010 (UNAUDITED)                                     FUND                     FUND                      FUND
ASSETS
  Investments in securities, at value
    (identified cost $632,277,161, $33,768,276 and
    $38,470,976)                                           $647,707,048              $34,202,520               $39,572,887
  Money market fund
    (identified cost $51,449, $509,231 and
    $194,770)                                                    51,449                  509,231                   194,770
------------------------------------------------------------------------------------------------------------------------------
Total investments in securities (identified cost
  $632,328,610, $34,277,507 and $38,665,746)                647,758,497               34,711,751                39,767,657
Capital shares receivable                                       193,877                    5,000                        --
Accrued interest receivable                                   9,318,011                  414,199                   632,403
Receivable for investment securities sold                     6,963,769                       --                        --
------------------------------------------------------------------------------------------------------------------------------
Total assets                                                664,234,154               35,130,950                40,400,060
------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                               681,781                   38,087                    40,967
Capital shares payable                                        1,199,713                  147,372                    20,140
Payable for investment securities purchased                   9,409,653                  171,094                        --
Accrued investment management services fees                       7,337                      391                       454
Accrued distribution fees                                       280,935                   14,953                    17,409
Accrued transfer agency fees                                    513,710                   25,492                    30,467
Accrued administrative services fees                              1,232                       67                        78
Other accrued expenses                                          113,645                   26,588                    32,407
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                            12,208,006                  424,044                   141,922
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares                $652,026,148              $34,706,906               $40,258,138
------------------------------------------------------------------------------------------------------------------------------

REPRESENTED BY
Shares of beneficial interest/capital
  stock -- $.001 par value                                 $     84,155              $     5,418               $     6,274
Additional paid-in capital                                  634,080,174               34,182,625                39,103,245
Undistributed net investment income                              36,680                    1,246                       835
Accumulated net realized gain (loss)                          2,395,252                   83,373                    45,873
Unrealized appreciation (depreciation) on
  investments                                                15,429,887                  434,244                 1,101,911
------------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
  outstanding shares                                       $652,026,148              $34,706,906               $40,258,138
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
  outstanding shares:               Class A                $617,391,928              $28,762,816               $36,850,754
                                    Class C                $ 34,634,220              $ 5,944,090               $ 3,407,384
Outstanding shares of beneficial
  interest/capital stock:           Class A shares           79,705,246                4,490,885                 5,740,968
                                    Class C shares            4,449,981                  926,956                   533,175
Net asset value per share:          Class A(1)             $       7.75              $      6.40               $      6.42
                                    Class C                $       7.78              $      6.41               $      6.39
------------------------------------------------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A for Seligman National Municipal Fund, Seligman California Municipal High-Yield Fund and Seligman California Municipal Quality Fund is $8.14, $6.72 and $6.74, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
48  SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------





                                                                            SELIGMAN                SELIGMAN
                                                                      MINNESOTA MUNICIPAL      NEW YORK MUNICIPAL
MARCH 31, 2010 (UNAUDITED)                                                    FUND                    FUND
ASSETS
  Investments in securities, at value
    (identified cost $64,220,332 and $78,317,017)                         $66,249,842              $81,961,581
  Money market fund
    (identified cost $158,892 and $267,952)                                   158,892                  267,952
-----------------------------------------------------------------------------------------------------------------
Total investments in securities (identified cost $64,379,224 and
  $78,584,969)                                                             66,408,734               82,229,533
Capital shares receivable                                                     100,517                  364,722
Accrued interest receivable                                                   946,264                1,173,328
Receivable for investment securities sold                                          --                   46,264
-----------------------------------------------------------------------------------------------------------------
Total assets                                                               67,455,515               83,813,847
-----------------------------------------------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                              65,660                   82,937
Capital shares payable                                                            713                   35,542
Payable for investment securities purchased                                 1,314,764                  391,072
Accrued investment management services fees                                       741                      931
Accrued distribution fees                                                      28,331                   35,514
Accrued transfer agency fees                                                   50,685                   59,518
Accrued administrative services fees                                              127                      159
Other accrued expenses                                                         31,847                   32,421
-----------------------------------------------------------------------------------------------------------------
Total liabilities                                                           1,492,868                  638,094
-----------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares                               $65,962,647              $83,175,753
-----------------------------------------------------------------------------------------------------------------

REPRESENTED BY
Shares of beneficial interest/capital stock -- $.001 par value            $     8,730              $    10,322
Additional paid-in capital                                                 63,247,339               79,179,950
Undistributed net investment income                                             9,564                      108
Accumulated net realized gain (loss)                                          667,504                  340,809
Unrealized appreciation (depreciation) on investments                       2,029,510                3,644,564
-----------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  shares                                                                  $65,962,647              $83,175,753
-----------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares:      Class A                 $64,691,102              $74,544,551
                                                  Class C                 $ 1,271,545              $ 8,631,202
Outstanding shares of beneficial
  interest/capital stock:                         Class A shares            8,562,414                9,252,601
                                                  Class C shares              167,897                1,069,202
Net asset value per share:                        Class A(1)              $      7.56              $      8.06
                                                  Class C                 $      7.57              $      8.07
-----------------------------------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A for Seligman Minnesota Municipal Fund and Seligman New York Municipal Fund is $7.94 and $8.46, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                          SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT  49

STATEMENTS OF OPERATIONS -------------------------------------------------------


                                                                              SELIGMAN                  SELIGMAN
                                                     SELIGMAN           CALIFORNIA MUNICIPAL      CALIFORNIA MUNICIPAL
                                                NATIONAL MUNICIPAL           HIGH-YIELD                  QUALITY
SIX MONTHS ENDED MARCH 31, 2010 (UNAUDITED)            FUND                     FUND                      FUND
INVESTMENT INCOME
Income:
Interest                                           $ 16,455,165              $   923,818               $   989,541
Income distributions from money market fund                 487                       54                        74
----------------------------------------------------------------------------------------------------------------------
Total income                                         16,455,652                  923,872                   989,615
----------------------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fees                   1,370,253                   72,062                    84,016
Distribution fees
  Class A                                               791,416                   36,482                    46,949
  Class C                                               176,416                   29,833                    17,120
Transfer agency fees
  Class A                                               241,600                    9,116                    11,843
  Class C                                                13,711                    1,893                     1,101
Administrative services fees                            229,701                   12,303                    14,344
Compensation of board members                             9,998                      524                       610
Custodian fees                                           36,200                      968                        --
Printing and postage                                     43,350                    5,726                     5,422
Registration fees                                        31,135                   12,970                    18,307
Professional fees                                        14,810                   11,957                    11,778
Other                                                  (183,353)                      --                        --
----------------------------------------------------------------------------------------------------------------------
Total expenses                                        2,775,237                  193,834                   211,490
  Expenses waived/reimbursed by the Investment
    Manager and its affiliates                           (2,831)                 (32,609)                  (36,768)
----------------------------------------------------------------------------------------------------------------------
Total net expenses                                    2,772,406                  161,225                   174,722
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      13,683,246                  762,647                   814,893
----------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on security
  transactions                                        7,248,749                   83,407                    45,914
Net change in unrealized appreciation
  (depreciation) on investments                     (24,212,713)              (1,099,216)               (1,195,203)
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      (16,963,964)              (1,015,809)               (1,149,289)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        $ (3,280,718)             $  (253,162)              $  (334,396)
----------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
50  SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------





                                                                    SELIGMAN                SELIGMAN
                                                              MINNESOTA MUNICIPAL      NEW YORK MUNICIPAL
SIX MONTHS ENDED MARCH 31, 2010 (UNAUDITED)                           FUND                    FUND
INVESTMENT INCOME
Income:
Interest                                                          $ 1,619,296              $ 2,012,853
Income distributions from money market fund                               158                       91
---------------------------------------------------------------------------------------------------------
Total income                                                        1,619,454                2,012,944
---------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fees                                   139,741                  170,099
Distribution fees
  Class A                                                              83,524                   93,330
  Class C                                                               6,735                   41,557
Transfer agency fees
  Class A                                                              24,702                   21,232
  Class C                                                                 511                    2,417
Administrative services fees                                           23,858                   29,041
Compensation of board members                                           1,017                    1,243
Custodian fees                                                            479                    5,200
Printing and postage                                                    8,897                    6,261
Registration fees                                                      14,200                   19,130
Professional fees                                                      11,989                   12,038
Other                                                                   1,364                       --
---------------------------------------------------------------------------------------------------------
Total expenses                                                        317,017                  401,548
  Expenses waived/reimbursed by the Investment Manager and
    its affiliates                                                    (42,709)                 (42,630)
---------------------------------------------------------------------------------------------------------
Total net expenses                                                    274,308                  358,918
---------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     1,345,146                1,654,026
---------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on security transactions                     841,787                  469,269
Net change in unrealized appreciation (depreciation) on
  investments                                                      (2,073,325)              (2,103,668)
---------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (1,231,538)              (1,634,399)
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                      $   113,608              $    19,627
---------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                          SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT  51

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                     SELIGMAN                                  SELIGMAN
                                              NATIONAL MUNICIPAL FUND            CALIFORNIA MUNICIPAL HIGH-YIELD FUND
                                       SIX MONTHS ENDED        YEAR ENDED        SIX MONTHS ENDED        YEAR ENDED
                                        MARCH 31, 2010       SEPT. 30, 2009       MARCH 31, 2010       SEPT. 30, 2009
                                          (UNAUDITED)                               (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net          $ 13,683,246         $   5,962,400         $   762,647          $ 1,407,851
Net realized gain (loss) on
  investments                               7,248,749            13,905,752              83,407              453,487
Net change in unrealized appreciation
  (depreciation) on investments           (24,212,713)           31,081,735          (1,099,216)           2,360,069
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                (3,280,718)           50,949,887            (253,162)           4,221,407
---------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                               (13,621,171)           (8,615,539)           (749,770)          (1,201,634)
    Class C                                  (627,384)             (317,681)           (130,996)            (174,139)
  Net realized gain
    Class A                               (13,491,860)                   --            (371,289)                  --
    Class C                                  (748,905)                   --             (76,734)                  --
---------------------------------------------------------------------------------------------------------------------
Total distributions                       (28,489,320)           (8,933,220)         (1,328,789)          (1,375,773)
---------------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                           17,548,940            45,075,085             678,034            2,870,854
  Class C shares                            2,137,946             4,697,103             291,908            1,027,098
Fund mergers (Note 9)
  Class A shares                                  N/A           632,443,068                 N/A                  N/A
  Class C shares                                  N/A            30,091,669                 N/A                  N/A
Reinvestment of distributions at net
  asset value
  Class A shares                           18,198,552             5,176,170             717,030              813,149
  Class C shares                              906,373               194,986             128,633              136,630
Payments for redemptions
  Class A shares                          (54,034,613)         (114,383,759)         (2,459,652)          (5,803,643)
  Class C shares                           (3,388,580)           (2,525,320)           (371,915)            (859,822)
Redemption fees (Note 5)                       15,079               996,789                 N/A                  N/A
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
  from share transactions                 (18,616,303)          601,765,791          (1,015,962)          (1,815,734)
---------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net
  assets                                  (50,386,341)          643,782,458          (2,597,913)           1,029,900
Net assets at beginning of period         702,412,489            58,630,031          37,304,819           36,274,919
---------------------------------------------------------------------------------------------------------------------
Net assets at end of period              $652,026,148         $ 702,412,489         $34,706,906          $37,304,819
---------------------------------------------------------------------------------------------------------------------
Undistributed net investment income      $     36,680         $     601,989         $     1,246          $   119,365
---------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
52  SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                     SELIGMAN                                  SELIGMAN
                                         CALIFORNIA MUNICIPAL QUALITY FUND             MINNESOTA MUNICIPAL FUND
                                       SIX MONTHS ENDED        YEAR ENDED        SIX MONTHS ENDED        YEAR ENDED
                                        MARCH 31, 2010       SEPT. 30, 2009       MARCH 31, 2010       SEPT. 30, 2009
                                          (UNAUDITED)                               (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net           $   814,893          $ 1,465,511          $ 1,345,146          $ 2,067,990
Net realized gain (loss) on
  investments                                  45,914              445,315              841,787              598,926
Net change in unrealized appreciation
  (depreciation) on investments            (1,195,203)           3,370,334           (2,073,325)           4,558,427
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  (334,396)           5,281,160              113,608            7,225,343
---------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                (1,048,471)          (1,288,969)          (1,412,754)          (2,239,614)
    Class C                                   (82,252)             (91,117)             (23,388)             (21,873)
  Net realized gain
    Class A                                  (271,973)            (136,084)            (795,681)             (78,863)
    Class C                                   (24,518)             (14,299)             (15,898)                (676)
---------------------------------------------------------------------------------------------------------------------
Total distributions                        (1,427,214)          (1,530,469)          (2,247,721)          (2,341,026)
---------------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                            2,532,270           10,660,189            1,293,353            8,249,458
  Class C shares                              223,585            2,104,035              214,443              961,391
Reinvestment of distributions at net
  asset value
  Class A shares                              870,991              959,148            1,586,263            1,579,523
  Class C shares                               17,637               60,280               26,437               14,841
Payments for redemptions
  Class A shares                           (5,253,171)          (8,857,523)          (7,343,332)          (8,255,188)
  Class C shares                             (205,581)          (1,837,796)            (334,861)            (187,030)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
  from share transactions                  (1,814,269)           3,088,333           (4,557,697)           2,362,995
---------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net
  assets                                   (3,575,879)           6,839,024           (6,691,810)           7,247,312
Net assets at beginning of period          43,834,017           36,994,993           72,654,457           65,407,145
---------------------------------------------------------------------------------------------------------------------
Net assets at end of period               $40,258,138          $43,834,017          $65,962,647          $72,654,457
---------------------------------------------------------------------------------------------------------------------
Undistributed net investment income       $       835          $   316,665          $     9,564          $   100,560
---------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                          SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT  53

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------

                                                                               SELIGMAN
                                                                        NEW YORK MUNICIPAL FUND
                                                                 SIX MONTHS ENDED        YEAR ENDED
                                                                  MARCH 31, 2010       SEPT. 30, 2009
                                                                    (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                     $ 1,654,026         $  2,633,529
Net realized gain (loss) on investments                                 469,269              730,889
Net change in unrealized appreciation (depreciation) on
  investments                                                        (2,103,668)           5,945,470
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          19,627            9,309,888
-----------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                          (1,711,103)          (2,427,660)
    Class C                                                            (159,984)            (182,412)
  Net realized gain
    Class A                                                            (786,601)                  --
    Class C                                                             (88,427)                  --
-----------------------------------------------------------------------------------------------------
Total distributions                                                  (2,746,115)          (2,610,072)
-----------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                      3,489,680           22,642,685
  Class C shares                                                      1,036,064            3,368,290
Reinvestment of distributions at net asset value
  Class A shares                                                      1,839,850            1,747,802
  Class C shares                                                        138,912               91,806
Payments for redemptions
  Class A shares                                                     (5,270,254)         (11,468,114)
  Class C shares                                                       (472,025)            (831,554)
-----------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions               762,227           15,550,915
-----------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                              (1,964,261)          22,250,731
Net assets at beginning of period                                    85,140,014           62,889,283
-----------------------------------------------------------------------------------------------------
Net assets at end of period                                         $83,175,753         $ 85,140,014
-----------------------------------------------------------------------------------------------------
Undistributed net investment income                                 $       108         $    217,169
-----------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
54  SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.
Seligman National Municipal Fund


                                                   SIX MONTHS ENDED                      YEAR ENDED SEPT. 30,
CLASS A                                             MARCH 31, 2010       ---------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009        2008        2007       2006       2005
Net asset value, beginning of period                     $8.12            $7.31       $7.74      $7.81      $7.88      $7.97
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .16              .20         .29        .33        .35        .34
Net gains (losses) (both realized and
 unrealized)                                              (.20)             .86        (.44)      (.08)      (.07)      (.09)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          (.04)            1.06        (.15)       .25        .28        .25
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.16)            (.28)       (.28)      (.32)      (.35)      (.34)
Distributions from realized gains                         (.17)              --          --         --         --         --
----------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.33)            (.28)       (.28)      (.32)      (.35)      (.34)
----------------------------------------------------------------------------------------------------------------------------
Redemption fees (Note 5 to Financial
 Statements)                                               .00(a)           .03(b)       --         --         --         --
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.75            $8.12       $7.31      $7.74      $7.81      $7.88
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             (.38%)          15.19%      (2.07%)     3.21%      3.58%      3.18%
----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(C)
Gross expenses prior to expense
 waiver/reimbursement                                     .79%(d)         1.09%        .95%       .90%       .92%       .94%
----------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                  .79%(d)          .95%        .95%       .90%       .92%       .94%
----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             4.13%(d)         2.57%       3.77%      4.19%      4.46%      4.29%
----------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $617             $666         $56        $58        $66        $68
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    15%             107%         16%        29%        --%         5%
----------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                          SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT  55

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------
Seligman National Municipal Fund (continued)

                                                   SIX MONTHS ENDED                      YEAR ENDED SEPT. 30,
CLASS C                                             MARCH 31, 2010       ---------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009        2008        2007       2006       2005
Net asset value, beginning of period                     $8.15            $7.31       $7.75      $7.81      $7.88      $7.97
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .13              .14         .22        .26        .28        .27
Net gains (losses) (both realized and
 unrealized)                                              (.20)             .92        (.45)      (.07)      (.07)      (.09)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          (.07)            1.06        (.23)       .19        .21        .18
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.13)            (.22)       (.21)      (.25)      (.28)      (.27)
Distributions from realized gains                         (.17)              --          --         --         --         --
----------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.30)            (.22)       (.21)      (.25)      (.28)      (.27)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.78            $8.15       $7.31      $7.75      $7.81      $7.88
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             (.75%)          14.62%      (3.07%)     2.42%      2.66%      2.25%
----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(C)
Gross expenses prior to expense
 waiver/reimbursement                                    1.54%(d)         1.86%       1.85%      1.80%      1.82%      1.84%
----------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                 1.54%(d)         1.71%       1.85%      1.80%      1.82%      1.84%
----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             3.39%(d)         1.81%       2.87%      3.29%      3.56%      3.39%
----------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $35              $37          $2         $2         $2         $3
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    15%             107%         16%        29%        --%         5%
----------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) Rounds to zero.
(b) Per share amount is calculated based on average shares outstanding during the period.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d) Annualized.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
56  SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Seligman California Municipal High-Yield Fund

                                                   SIX MONTHS ENDED                      YEAR ENDED SEPT. 30,
CLASS A                                             MARCH 31, 2010       ---------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009        2008        2007       2006       2005
Net asset value, beginning of period                     $6.69            $6.18       $6.55      $6.60      $6.62      $6.65
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .14              .26         .27        .28        .28        .26
Net gains (losses) (both realized and
 unrealized)                                              (.19)             .51        (.36)      (.06)      (.02)       .04
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          (.05)             .77        (.09)       .22        .26        .30
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.16)            (.26)       (.27)      (.27)      (.28)      (.26)
Distributions from realized gains                         (.08)              --        (.01)        --         --       (.07)
----------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.24)            (.26)       (.28)      (.27)      (.28)      (.33)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $6.40            $6.69       $6.18      $6.55      $6.60      $6.62
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             (.57%)          12.73%      (1.51%)     3.35%      3.99%      4.63%
----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                     .98%(b)         1.27%       1.02%       .95%      1.00%      1.02%
----------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                  .79%(b)         1.04%        .92%       .85%       .90%       .92%
----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             4.47%(b)         4.16%       4.14%      4.25%      4.26%      3.97%
----------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $29              $31         $31        $29        $30        $31
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    11%              63%          4%         8%        --%         1%
----------------------------------------------------------------------------------------------------------------------------




                                                   SIX MONTHS ENDED                      YEAR ENDED SEPT. 30,
CLASS C                                             MARCH 31, 2010       ---------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009        2008        2007       2006       2005
Net asset value, beginning of period                     $6.70            $6.18       $6.56      $6.61      $6.63      $6.66
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .12              .20         .21        .22        .22        .20
Net gains (losses) (both realized and
 unrealized)                                              (.19)             .53        (.37)      (.06)      (.02)       .04
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          (.07)             .73        (.16)       .16        .20        .24
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.14)            (.21)       (.21)      (.21)      (.22)      (.20)
Distributions from realized gains                         (.08)              --        (.01)        --         --       (.07)
----------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.22)            (.21)       (.22)      (.21)      (.22)      (.27)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $6.41            $6.70       $6.18      $6.56      $6.61      $6.63
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             (.93%)          11.94%      (2.54%)     2.42%      3.06%      3.69%
----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    1.72%(b)         2.13%       1.92%      1.85%      1.90%      1.92%
----------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                 1.54%(b)         1.89%       1.82%      1.75%      1.80%      1.82%
----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             3.71%(b)         3.30%       3.24%      3.35%      3.35%      3.07%
----------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $6               $6          $5         $2         $3         $2
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    11%              63%          4%         8%        --%         1%
----------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) Annualized.
(c) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                          SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT  57

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------
Seligman California Municipal Quality Fund

                                                   SIX MONTHS ENDED                      YEAR ENDED SEPT. 30,
CLASS A                                             MARCH 31, 2010       ---------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009        2008        2007       2006       2005
Net asset value, beginning of period                     $6.69            $6.13       $6.57      $6.69      $6.79      $6.89
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .05              .23         .26        .28        .28        .28
Net gains (losses) (both realized and
 unrealized)                                              (.09)             .58        (.40)      (.12)      (.07)      (.02)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          (.04)             .81        (.14)       .16        .21        .26
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.18)            (.23)       (.25)      (.27)      (.28)      (.27)
Distributions from realized gains                         (.05)            (.02)       (.05)      (.01)      (.03)      (.09)
----------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.23)            (.25)       (.30)      (.28)      (.31)      (.36)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $6.42            $6.69       $6.13      $6.57      $6.69      $6.79
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             (.59%)          13.42%      (2.26%)     2.51%      3.14%      3.90%
----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                     .97%(b)         1.24%        .99%       .92%       .94%       .94%
----------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                  .79%(b)         1.09%        .99%       .92%       .94%       .94%
----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             4.04%(b)         3.67%       3.97%      4.17%      4.19%      4.04%
----------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $37              $40         $34        $38        $42        $47
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    10%              46%         13%         5%        --%        --%
----------------------------------------------------------------------------------------------------------------------------



                                                   SIX MONTHS ENDED                      YEAR ENDED SEPT. 30,
CLASS C                                             MARCH 31, 2010       ---------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009        2008        2007       2006       2005
Net asset value, beginning of period                     $6.66            $6.10       $6.54      $6.66      $6.76      $6.87
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .04              .17         .20        .22        .22        .21
Net gains (losses) (both realized and
 unrealized)                                              (.11)             .58        (.40)      (.12)      (.07)      (.02)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          (.07)             .75        (.20)       .10        .15        .19
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.15)            (.17)       (.19)      (.21)      (.22)      (.21)
Distributions from realized gains                         (.05)            (.02)       (.05)      (.01)      (.03)      (.09)
----------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.20)            (.19)       (.24)      (.22)      (.25)      (.30)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $6.39            $6.66       $6.10      $6.54      $6.66      $6.76
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             (.98%)          12.52%      (3.15%)     1.60%      2.23%      2.84%
----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    1.72%(b)         2.10%       1.89%      1.82%      1.84%      1.84%
----------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                 1.54%(b)         1.96%       1.89%      1.82%      1.84%      1.84%
----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             3.28%(b)         2.80%       3.07%      3.27%      3.29%      3.13%
----------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $3               $4          $3         $2         $2         $3
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    10%              46%         13%         5%        --%        --%
----------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) Annualized.
(c) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
58  SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Seligman Minnesota Municipal Fund

                                                   SIX MONTHS ENDED                     YEAR ENDED SEPT. 30,
CLASS A                                             MARCH 31, 2010       --------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009        2008       2007       2006       2005
Net asset value, beginning of period                     $7.79            $7.26      $7.55      $7.67      $7.75      $7.83
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .15              .23        .27        .30        .31        .31
Net gains (losses) (both realized and
 unrealized)                                              (.13)             .56       (.26)      (.11)      (.08)      (.09)
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .02              .79        .01        .19        .23        .22
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.16)            (.25)      (.26)      (.30)      (.30)      (.30)
Distributions from realized gains                         (.09)            (.01)      (.04)      (.01)      (.01)        --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.25)            (.26)      (.30)      (.31)      (.31)      (.30)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.56            $7.79      $7.26      $7.55      $7.67      $7.75
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                              .32%           11.04%       .07%      2.52%      3.04%      2.90%
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                     .92%(b)         1.14%       .91%       .88%       .89%       .92%
---------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                  .79%(b)         1.06%       .91%       .88%       .89%       .92%
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             3.96%(b)         3.02%      3.62%      4.01%      4.04%      3.96%
---------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $65              $71        $65        $71        $78        $85
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    17%              29%        16%         4%        11%         8%
---------------------------------------------------------------------------------------------------------------------------



                                                   SIX MONTHS ENDED                     YEAR ENDED SEPT. 30,
CLASS C                                             MARCH 31, 2010       --------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009        2008       2007       2006       2005
Net asset value, beginning of period                     $7.81            $7.27      $7.56      $7.68      $7.75      $7.83
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .12              .16        .20        .24        .24        .24
Net gains (losses) (both realized and
 unrealized)                                              (.14)             .58       (.26)      (.12)      (.07)      (.09)
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          (.02)             .74       (.06)       .12        .17        .15
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.13)            (.19)      (.19)      (.23)      (.23)      (.23)
Distributions from realized gains                         (.09)            (.01)      (.04)      (.01)      (.01)        --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.22)            (.20)      (.23)      (.24)      (.24)      (.23)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.57            $7.81      $7.27      $7.56      $7.68      $7.75
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             (.18%)          10.22%      (.83%)     1.59%      2.16%      1.95%
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    1.67%(b)         1.98%      1.81%      1.78%      1.79%      1.82%
---------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                 1.54%(b)         1.86%      1.81%      1.78%      1.79%      1.82%
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             3.20%(b)         2.19%      2.72%      3.11%      3.14%      3.06%
---------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $1               $1         $1        $--        $--        $--
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    17%              29%        16%         4%        11%         8%
---------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) Annualized.
(c) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                          SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT  59

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------
Seligman New York Municipal Fund

                                                   SIX MONTHS ENDED                      YEAR ENDED SEPT. 30,
CLASS A                                             MARCH 31, 2010       ---------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009        2008        2007       2006       2005
Net asset value, beginning of period                     $8.32            $7.63       $8.07      $8.19      $8.26      $8.27
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .16              .28         .32        .34        .35        .33
Net gains (losses) (both realized and
 unrealized)                                              (.15)             .70        (.40)      (.12)      (.06)      (.01)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .01              .98        (.08)       .22        .29        .32
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.18)            (.29)       (.32)      (.34)      (.34)      (.33)
Distributions from realized gains                         (.09)              --        (.04)      (.00)(a)   (.02)      (.00)(a)
----------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.27)            (.29)       (.36)      (.34)      (.36)      (.33)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.06            $8.32       $7.63      $8.07      $8.19      $8.26
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                              .18%           13.02%      (1.19%)     2.76%      3.61%      3.96%
----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .89%(c)         1.11%        .89%       .85%       .88%       .90%
----------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .79%(c)         1.04%        .89%       .85%       .88%       .90%
----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             4.06%(c)         3.60%       4.04%      4.22%      4.25%      4.03%
----------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $75              $77         $58        $61        $64        $70
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    10%              53%          0%        16%        --%        10%
----------------------------------------------------------------------------------------------------------------------------



                                                   SIX MONTHS ENDED                      YEAR ENDED SEPT. 30,
CLASS C                                             MARCH 31, 2010       ---------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009        2008        2007       2006       2005
Net asset value, beginning of period                     $8.34            $7.64       $8.08      $8.20      $8.27      $8.29
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .13              .22         .25        .27        .27        .26
Net gains (losses) (both realized and
 unrealized)                                              (.16)             .70        (.41)      (.13)      (.05)      (.02)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          (.03)             .92        (.16)       .14        .22        .24
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.15)            (.22)       (.24)      (.26)      (.27)      (.26)
Distributions from realized gains                         (.09)              --        (.04)      (.00)(a)   (.02)      (.00)(a)
----------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.24)            (.22)       (.28)      (.26)      (.29)      (.26)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.07            $8.34       $7.64      $8.08      $8.20      $8.27
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             (.32%)          12.19%      (2.07%)     1.83%      2.68%      2.91%
----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.64%(c)         1.96%       1.79%      1.75%      1.78%      1.80%
----------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.54%(c)         1.88%       1.79%      1.75%      1.78%      1.80%
----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             3.31%(c)         2.73%       3.14%      3.32%      3.35%      3.13%
----------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $9               $8          $5         $4         $5         $5
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    10%              53%          0%        16%        --%        10%
----------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) A capital gain of $0.003 and $0.002 was paid for the years ended Sept. 30, 2007 and 2005, respectively.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
60  SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF MARCH 31, 2010)

1. ORGANIZATION

Seligman Municipal Series Trust is currently composed of individual state tax-exempt funds, including Seligman California Municipal High-Yield Fund (California High-Yield) and Seligman California Municipal Quality Fund (California Quality). Seligman Municipal Fund Series, Inc. is currently composed of tax-exempt funds, including Seligman National Municipal Fund (National), Seligman Minnesota Municipal Fund (Minnesota), and Seligman New York Municipal Fund (New York). Each Fund in Seligman Municipal Series Trust has unlimited shares of beneficial interest. Each Fund in Seligman Municipal Fund Series, Inc. has 100 million authorized shares of capital stock.

Each Fund normally invests at least 80% of its net assets in municipal securities that pay interest that is exempt from regular federal income taxes and (except National) regular personal income taxes in its respective state. Income may be subject to the federal alternative minimum tax and, where applicable, state alternative minimum tax. Capital gain distributions are subject to federal, state and local taxes.

Each Fund offers Class A and Class C shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

-  Class C shares may be subject to a contingent deferred sales charge (CDSC).

Both classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results. Other expenses on the Statements of Operations include adjustments as a result of a change in estimated expenses for the six months ended March 31, 2010.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. The procedures adopted by each Fund's Board of Directors/Trustees (the Board) generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS
Delivery and payment for securities that have been purchased by the Funds on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect each Fund's net assets the same as owned

--------------------------------------------------------------------------------
                          SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT  61

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

securities. Each Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At March 31, 2010, outstanding when-issued securities were as follow:

FUND                                                                             AMOUNT
-----------------------------------------------------------------------------------------
National                                                                       $9,409,653
California High-Yield                                                             171,094
Minnesota                                                                       1,314,764
New York                                                                          391,072


GUARANTEES AND INDEMNIFICATIONS
Under each Fund's organizational documents, its officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) and tax-exempt ordinary income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

RECENT ACCOUNTING PRONOUNCEMENT
On Jan. 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic
820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and non-recurring fair value measurements for Level 2 or Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment and the impact to the financial statements.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income, if any, is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, RiverSource Investments, LLC* (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is equal to a percentage of each Fund's average daily net assets that declines from 0.41% to 0.25% as each Fund's net assets increase. The management fee for the six months ended March 31, 2010 was 0.41% of each Fund's average daily net assets.


* Effective May 1, 2010, RiverSource Investments, LLC is known as Columbia Management Investment Advisers, LLC.

--------------------------------------------------------------------------------
62  SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, each Fund pays Ameriprise Financial, Inc., parent company of the Investment Manager, a fee for administration and accounting services equal to a percentage of each Fund's average daily net assets that declines from 0.07% to 0.04% as each Fund's net assets increase. The fee for the six months ended March 31, 2010 was 0.07% of each Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of each Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to each Fund and the Board. For the six months ended March 31, 2010, other expenses paid to this company were as follows:

FUND                                                                             AMOUNT
---------------------------------------------------------------------------------------
National                                                                         $2,993
California High-Yield                                                               159
California Quality                                                                  186
Minnesota                                                                           310
New York                                                                            365


COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of each Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each Fund or other RiverSource, Seligman and Threadneedle funds. Each Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation* (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. Each Fund pays the Transfer Agent an annual account-based fee at a rate equal to $20.50 for Class A and $21.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by each Fund or its designated agent for Class A and Class C shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statements of Operations.

Each Fund together with certain other associated investment companies (together, the Guarantors), have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At March 31, 2010, each Fund's total potential future obligation over the life of the Guaranty is as follows:

FUND                                                                             AMOUNT
----------------------------------------------------------------------------------------
National                                                                        $976,290
California High-Yield                                                             48,490
California Quality                                                                57,913
Minnesota                                                                         96,339
New York                                                                         113,173


The liability remaining is included within accrued transfer agency fees in the Statements of Assets and Liabilities. At March 31, 2010, these amounts are as follows:

FUND                                                                             AMOUNT
----------------------------------------------------------------------------------------
National                                                                        $512,742**
California High-Yield                                                             25,452
California Quality                                                                30,421
Minnesota                                                                         50,586
New York                                                                          59,435


* Effective May 1, 2010, RiverSource Service Corporation is known as Columbia Management Investment Services Corp.

** In connection with the fund mergers as described in Note 9, National assumed the obligations of the funds which were acquired.


--------------------------------------------------------------------------------
                          SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT  63

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

DISTRIBUTION FEES
Each Fund has an agreement with RiverSource Fund Distributors, Inc.* (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate of up to 0.25% of each Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of each Fund's average daily net assets attributable to Class C shares.

For Class C shares, of the 1.00% fee, up to 0.75% was reimbursed for distribution expenses. The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) for each Fund was approximately as follows:

FUND                                                                             CLASS C
----------------------------------------------------------------------------------------
National                                                                        $401,000
California High-Yield                                                            204,000
California Quality                                                               243,000
Minnesota                                                                         92,000
New York                                                                         268,000


These amounts are based on the most recent information available as of Jan. 31, 2010, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

* Effective May 1, 2010, RiverSource Fund Distributors, Inc. is known as Columbia Management Investment Distributors, Inc.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing each Fund's shares for the six months ended March 31, 2010 are as follows:

FUND                                                                       CLASS A  CLASS C
-------------------------------------------------------------------------------------------
National                                                                  $186,855   $5,406
California High-Yield                                                        2,777      885
California Quality                                                           9,339      264
Minnesota                                                                   16,257      471
New York                                                                    21,547      110


EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended March 31, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that each Fund's net expenses (excluding fees and expenses of acquired funds**), were as follows:

CLASS                                                                          PERCENTAGE
-----------------------------------------------------------------------------------------
Class A                                                                           0.79%
Class C                                                                           1.54


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

FUND                                                                       CLASS A  CLASS C
-------------------------------------------------------------------------------------------
National                                                                    $2,435    $396
California High-Yield                                                        1,771     390
California Quality                                                           2,295     229
Minnesota                                                                    4,371     103
New York                                                                     2,523     331


The management fees waived/reimbursed at the Fund level were as follows:

FUND                                                                             AMOUNT
---------------------------------------------------------------------------------------
California High-Yield                                                           $30,448
California Quality                                                               34,244
Minnesota                                                                        38,235
New York                                                                         39,776




--------------------------------------------------------------------------------
64  SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Nov. 30, 2010, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds**), will not exceed the following percentage of each Fund's class' average daily net assets:

CLASS                                                                          PERCENTAGE
-----------------------------------------------------------------------------------------
Class A                                                                           0.79%
Class C                                                                           1.54


** In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and each Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

4. SECURITIES TRANSACTIONS

For the six months ended March 31, 2010, cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated for each Fund were as follows:

FUND                                                                  PURCHASES     PROCEEDS
----------------------------------------------------------------------------------------------
National                                                             $98,150,342  $118,959,497
California High-Yield                                                  3,773,330     3,722,121
California Quality                                                     3,885,606     6,343,414
Minnesota                                                             11,595,313    16,339,953
New York                                                               8,523,431     8,508,255


Realized gains and losses are determined on an identified cost basis.

5. REDEMPTION FEES

Class A shares issued by Seligman National Fund to former stockholders of Seligman Select Municipal Fund in connection with the fund merger (see Note 9) on March 27, 2009 are subject to a redemption fee of 2% if the shares are sold within one year following the acquisition. The redemption fee is retained by Seligman National Fund and is recorded as additional paid-in capital.

6. SHARE TRANSACTIONS

Transactions in shares for each Fund for the periods indicated were as follows:

                                                             NATIONAL                    CALIFORNIA HIGH-YIELD
                                                 --------------------------------  --------------------------------
                                                 SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
                                                  MARCH 31, 2010   SEPT. 30, 2009   MARCH 31, 2010   SEPT. 30, 2009
-------------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                                 2,233,375         6,001,981        105,706          470,216
Fund merger                                                N/A        82,654,273            N/A              N/A
Reinvested distributions                             2,340,048           668,709        112,420          129,987
Redeemed                                            (6,900,146)      (15,015,369)      (380,874)        (945,232)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                             (2,326,723)       74,309,594       (162,748)        (345,029)
-------------------------------------------------------------------------------------------------------------------
CLASS C
Sold                                                   269,665           618,059         44,899          169,001
Fund merger                                                N/A         3,875,447            N/A              N/A
Reinvested distributions                               116,098            25,017         20,158           19,017
Redeemed                                              (429,642)         (323,416)       (57,821)        (141,925)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                (43,879)        4,195,107          7,236           46,093
-------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                          SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT  65

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

                                                        CALIFORNIA QUALITY                     MINNESOTA
                                                 --------------------------------  --------------------------------
                                                 SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
                                                  MARCH 31, 2010   SEPT. 30, 2009   MARCH 31, 2010   SEPT. 30, 2009
-------------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                                  391,965         1,725,823         170,254         1,106,231
Reinvested distributions                              135,155           154,467         209,161           212,517
Redeemed                                             (809,675)       (1,424,314)       (962,573)       (1,109,881)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                              (282,555)          455,976        (583,158)          208,867
-------------------------------------------------------------------------------------------------------------------
CLASS C
Sold                                                   34,944           341,722          28,147           449,044
Reinvested distributions                                2,750             9,837           3,478             1,984
Redeemed                                              (31,872)         (294,718)        (43,928)         (346,032)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                 5,822            56,841         (12,303)          104,996
-------------------------------------------------------------------------------------------------------------------



                                                                                NEW YORK
                                                                    --------------------------------
                                                                    SIX MONTHS ENDED    YEAR ENDED
                                                                     MARCH 31, 2010   SEPT. 30, 2009
----------------------------------------------------------------------------------------------------
CLASS A
Sold                                                                     430,425         2,890,575
Reinvested distributions                                                 227,496           222,566
Redeemed                                                                (648,563)       (1,463,530)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                                                    9,358         1,649,611
----------------------------------------------------------------------------------------------------
CLASS C
Sold                                                                     127,500           428,298
Reinvested distributions                                                  17,141            11,650
Redeemed                                                                 (58,098)         (105,324)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                                                   86,543           334,624
----------------------------------------------------------------------------------------------------


7. BANK BORROWINGS

Each Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between each Fund and certain other RiverSource, Seligman and Threadneedle funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. Each Fund had no borrowings during the six months ended March 31, 2010.

8. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of market discount. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

As a result of the fund mergers (see Note 9) National acquired a capital loss carry-over of $2,099,958 which is limited by the Internal Revenue Code Section 382.


--------------------------------------------------------------------------------
66  SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


9. FUND MERGERS

At the close of business on March 27, 2009, National acquired the assets and assumed the identified liabilities of Seligman Select Municipal Fund, Inc. (Select Municipal). The reorganization was completed after stockholders approved the plan on Feb. 5, 2009.

The aggregate net assets of National immediately before the acquisition were $80,713,171 and the combined net assets immediately after the acquisition were $218,815,535.

The merger was accomplished by a tax-free exchange of 13,290,689 shares of Select Municipal valued at $138,102,364. In exchange for the Select Municipal shares and net assets, National issued 18,687,716 Class A shares.

The components of Select Municipal's net assets after adjustments for any permanent book-to-tax differences at the merger date were as follows:

                                                                      NET UNREALIZED
                                                                       APPRECIATION     ACCUMULATED  UNDISTRIBUTED NET
                                            TOTAL        CAPITAL    (DEPRECIATION) ON  NET REALIZED      INVESTMENT
                                         NET ASSETS       STOCK        INVESTMENTS      GAIN (LOSS)        INCOME
----------------------------------------------------------------------------------------------------------------------
Select Municipal                        $138,102,364  $144,194,042     $(5,053,026)     $(2,043,036)     $1,004,384


At the close of business on July 10, 2009, National acquired the assets and assumed the identified liabilities of the following funds: Seligman Colorado Municipal Class (Seligman Colorado Municipal Fund), Seligman Georgia Municipal Class (Seligman Georgia Municipal Fund), Seligman Louisiana Municipal Class (Seligman Louisiana Municipal Fund), Seligman Maryland Municipal Class (Seligman Maryland Municipal Fund), Seligman Massachusetts Municipal Class (Seligman Massachusetts Municipal Fund), Seligman Michigan Municipal Class (Seligman Michigan Municipal Fund), Seligman Missouri Municipal Class (Seligman Missouri Municipal Fund), Seligman Ohio Municipal Class (Seligman Ohio Municipal Fund), Seligman Oregon Municipal Class (Seligman Oregon Municipal Fund), Seligman South Carolina Municipal Class (Seligman South Carolina Municipal Fund), each a series of Seligman Municipal Fund Series, Inc.; Seligman Florida Municipal Series (Seligman Florida Municipal Fund) and Seligman North Carolina Municipal Series (Seligman North Carolina Municipal Fund), each a series of Seligman Municipal Series Trust; Seligman New Jersey Municipal Fund, Inc. (Seligman New Jersey Municipal Fund); and Seligman Pennsylvania Municipal Fund Series (Seligman Pennsylvania Municipal Fund). The reorganizations were completed after shareholders of each fund approved the plan on June 2, 2009.

The aggregate net assets of National immediately before these acquisitions were $186,000,943 and the combined net assets immediately after the acquisitions were $710,433,316.

The mergers were accomplished by the following tax-free exchanges:

                                                              SHARES    VALUE OF SHARES  SHARES ISSUED BY
                                                             EXCHANGED     EXCHANGED         NATIONAL
---------------------------------------------------------------------------------------------------------
Seligman Colorado Municipal Fund
    Class A                                                  4,107,991    $30,581,832        3,957,024
    Class C                                                    166,567      1,237,719          159,402
---------------------------------------------------------------------------------------------------------

Seligman Florida Municipal Fund
    Class A                                                  2,495,683     18,292,947        2,367,153
    Class C                                                    339,424      2,495,635          321,415
---------------------------------------------------------------------------------------------------------

Seligman Georgia Municipal Fund
    Class A                                                  3,076,141     22,650,408        2,930,853
    Class C                                                    141,760      1,047,379          134,877
---------------------------------------------------------------------------------------------------------

Seligman Louisiana Municipal Fund
    Class A                                                  3,120,284     23,528,742        3,044,780
    Class C                                                    236,947      1,785,809          229,989
---------------------------------------------------------------------------------------------------------

Seligman Maryland Municipal Fund
    Class A                                                  4,219,413     33,396,957        4,321,513
    Class C                                                    313,152      2,482,608          319,726
---------------------------------------------------------------------------------------------------------

Seligman Massachusetts Municipal Fund
    Class A                                                  7,216,167     55,985,242        7,244,180
    Class C                                                    442,182      3,432,933          442,125

---------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                          SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT  67

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

                                                              SHARES    VALUE OF SHARES  SHARES ISSUED BY
                                                             EXCHANGED     EXCHANGED         NATIONAL
---------------------------------------------------------------------------------------------------------
Seligman Michigan Municipal Fund
    Class A                                                  7,967,137    $62,918,566        8,141,366
    Class C                                                    272,237      2,147,274          276,550
---------------------------------------------------------------------------------------------------------

Seligman Missouri Municipal Fund
    Class A                                                  3,324,463     24,831,482        3,213,046
    Class C                                                    115,556        863,300          111,181
---------------------------------------------------------------------------------------------------------

Seligman New Jersey Municipal Fund
    Class A                                                  3,220,292     22,646,008        2,930,266
    Class C                                                    363,298      2,597,493          334,524
---------------------------------------------------------------------------------------------------------

Seligman North Carolina Municipal Fund
    Class A                                                  1,650,725     12,818,567        1,658,628
    Class C                                                    258,757      2,009,401          258,790
---------------------------------------------------------------------------------------------------------

Seligman Ohio Municipal Fund
    Class A                                                 10,564,417     82,580,796       10,686,083
    Class C                                                    190,994      1,502,684          193,528
---------------------------------------------------------------------------------------------------------

Seligman Oregon Municipal Fund
    Class A                                                  4,953,087     37,366,614        4,835,156
    Class C                                                    347,202      2,616,055          336,918
---------------------------------------------------------------------------------------------------------

Seligman Pennsylvania Municipal Fund
    Class A                                                  1,630,858     12,405,665        1,605,323
    Class C                                                    137,507      1,044,524          134,514
---------------------------------------------------------------------------------------------------------

Seligman South Carolina Municipal Fund
    Class A                                                  6,968,963     54,356,879        7,031,186
    Class C                                                    619,594      4,828,854          621,908
---------------------------------------------------------------------------------------------------------


The components of net assets for each of the acquired funds (after adjustments for any permanent book-to-tax differences) at the merger date were as follows:

                                                                      NET UNREALIZED
                                                                       APPRECIATION     ACCUMULATED  UNDISTRIBUTED NET
                                            TOTAL        CAPITAL    (DEPRECIATION) ON  NET REALIZED      INVESTMENT
                                         NET ASSETS       STOCK        INVESTMENTS      GAIN (LOSS)        INCOME
----------------------------------------------------------------------------------------------------------------------
Seligman Colorado Municipal Fund        $ 31,819,551  $ 30,313,233     $ 1,347,167      $         1      $  159,150
Seligman Florida Municipal Fund           20,788,582    20,601,686         181,798          (74,724)         79,822
Seligman Georgia Municipal Fund           23,697,787    24,219,528          36,139         (651,949)         94,069
Seligman Louisiana Municipal Fund         25,314,551    25,277,775         (71,348)               1         108,123
Seligman Maryland Municipal Fund          35,879,565    34,150,803       1,600,668               --         128,094
Seligman Massachusetts Municipal Fund     59,418,175    55,919,899       3,266,186                3         232,087
Seligman Michigan Municipal Fund          65,065,840    64,437,930         912,343         (696,733)        412,300
Seligman Missouri Municipal Fund          25,694,782    24,680,323         850,692               (2)        163,769
Seligman New Jersey Municipal Fund        25,243,501    24,704,583         444,542               --          94,376
Seligman North Carolina Municipal Fund    14,827,968    13,860,454         894,286               --          73,228
Seligman Ohio Municipal Fund              84,083,480    80,375,799       3,338,349               (2)        369,334
Seligman Oregon Municipal Fund            39,982,669    38,796,204         991,431               --         195,034
Seligman Pennsylvania Municipal Fund      13,450,189    12,562,528         816,236               --          71,425
Seligman South Carolina Municipal Fund    59,165,733    57,894,002       1,038,372               --         233,359
----------------------------------------------------------------------------------------------------------------------
Total                                   $524,432,373  $507,794,747     $15,646,861      $(1,423,405)     $2,414,170
----------------------------------------------------------------------------------------------------------------------


10. RISKS RELATING TO CERTAIN INVESTMENTS

NON-DIVERSIFICATION RISK
Each Fund other than National is non-diversified. A non-diversified fund may invest more of its assets in fewer issuers than if it were a diversified fund. Because each investment has a greater effect on a Fund's performance, that Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.


--------------------------------------------------------------------------------
68  SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT

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GEOGRAPHIC CONCENTRATION RISK
Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, each Fund (except National) will be particularly affected by political and economic conditions and developments in the state in which it invests. This vulnerability to factors affecting the single-state Funds' tax-exempt investments will be significantly greater than that of a more geographically diversified fund, which may result in greater losses and volatility. The value of municipal securities owned by a Fund also may be adversely affected by future changes in federal or state income tax laws.

11. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through the date of issuance of each Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in each Fund's financial statements.

12. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).


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                          SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT  69

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NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


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70  SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.221.2450; contacting your financial intermediary; visiting seligman.com; or searching the website of the Securities and Exchange Commission
(SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting seligman.com; or searching the website of the SEC at www.sec.gov.


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                          SELIGMAN MUNICIPAL FUNDS -- 2010 SEMIANNUAL REPORT  71

(SELIGMAN LOGO)

SELIGMAN MUNICIPAL FUNDS
734 Ameriprise Financial Center
Minneapolis, MN 55474

SELIGMAN.COM


This report must be accompanied or preceded by the Funds' current prospectus. Seligman(R) mutual funds are distributed by Columbia Management Investment
Distributors, Inc. (formerly known as RiverSource Fund
Distributors, Inc.), member FINRA and managed by Columbia
Management Investment Advisers, LLC (formerly known as
RiverSource Investments, LLC). Seligman is an offering brand of Columbia Management Investment Advisers, LLC.
(C)2010 Columbia Management Investment Advisers, LLC. All rights reserved. SL-9956 A (5/10)

Item 2. Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments.

(a)  The complete schedule of investments is included in Item 1 of this Form
     N-CSR.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Seligman Municipal Fund Series, Inc.


By /s/   J. Kevin Connaughton
   ----------------------------------
   J. Kevin Connaughton
   President and Principal Executive
   Officer

Date June 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ J. Kevin Connaughton
   ----------------------------------
   J. Kevin Connaughton
   President and Principal Executive
   Officer

Date June 2, 2010


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date June 2, 2010